Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 08, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	CVS CAREMARK CORP
Entity Central Index Key	0000064803
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 59,275,089,023
Entity Common Stock, Shares Outstanding		1,231,194,296
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Net revenues	$ 123,133	$ 107,100	$ 95,778
Cost of revenues	100,627	86,539	75,559
Gross profit	22,506	20,561	20,219
Operating expenses	15,278	14,231	14,082
Operating profit	7,228	6,330	6,137
Interest expense, net	557	584	536
Loss on early extinguishment of debt	348
Income before income tax provision	6,323	5,746	5,601
Income tax provision	2,441	2,258	2,179
Income from continuing operations	3,882	3,488	3,422
Income (loss) from discontinued operations, net of tax	(7)	(31)	2
Net income	3,875	3,457	3,424
Net loss attributable to noncontrolling interest	2	4	3
Net income attributable to CVS Caremark	$ 3,877	$ 3,461	$ 3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.06	$ 2.61	$ 2.51
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.05	$ 2.59	$ 2.51
Weighted average common shares outstanding (in shares)	1,271	1,338	1,367
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 3.03	$ 2.59	$ 2.49
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 3.03	$ 2.57	$ 2.49
Weighted average common shares outstanding (in shares)	1,280	1,347	1,377
Dividends declared per common share	$ 0.65	$ 0.5	$ 0.35

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 3,875	$ 3,457	$ 3,424
Other comprehensive income (loss):
Net cash flow hedges, net of income tax	3	(9)	(1)
Pension liability adjustment, net of income tax	(12)	(20)	(7)
Comprehensive income	3,866	3,428	3,416
Comprehensive loss attributable to noncontrolling interest	2	4	3
Comprehensive income attributable to CVS Caremark	$ 3,868	$ 3,432	$ 3,419

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 1,375	$ 1,413
Short-term investments	5	5
Accounts receivable, net	6,473	6,047
Inventories	10,759	10,046
Deferred income taxes	663	503
Other current assets	577	580
Total current assets	19,852	18,594
Property and equipment, net	8,632	8,467
Goodwill	26,395	26,458
Intangible assets, net	9,753	9,869
Other assets	1,280	1,155
Total assets	65,912	64,543
Liabilities:
Accounts payable	5,070	4,370
Claims and discounts payable	3,974	3,487
Accrued expenses	4,051	3,293
Short-term debt	690	750
Current portion of long-term debt	5	56
Total current liabilities	13,790	11,956
Long-term debt	9,133	9,208
Deferred income taxes	3,784	3,853
Other long-term liabilities	1,501	1,445
Commitments and contingencies (Note 13)
Redeemable noncontrolling interest		30
Shareholders' equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding
Common stock, par value $0.01: 3,200 shares authorized; 1,667 shares issued and 1,231 shares outstanding at December 31, 2012 and 1,640 shares issued and 1,298 shares outstanding at December 31, 2011	17	16
Treasury stock, at cost: 435 shares at December 31, 2012 and 340 shares at December 31, 2011	(16,270)	(11,953)
Shares held in trust: 1 share at December 31, 2012 and 2 shares at December 31, 2011	(31)	(56)
Capital surplus	29,120	28,126
Retained earnings	25,049	22,090
Accumulated other comprehensive loss	(181)	(172)
Total shareholders' equity	37,704	38,051
Total liabilities and shareholders' equity	$ 65,912	$ 64,543

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	0.1	0.1
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	3,200	3,200
Common stock, shares issued	1,667	1,640
Common stock, shares outstanding	1,231	1,298
Treasury stock, shares	435	340
Shares held in trust, shares	1	2

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Cash receipts from customers	$ 113,205	$ 97,688	$ 94,503
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(90,032)	(75,148)	(73,143)
Cash paid to other suppliers and employees	(13,643)	(13,635)	(13,778)
Interest received	4	4	4
Interest paid	(581)	(647)	(583)
Income taxes paid	(2,282)	(2,406)	(2,224)
Net cash provided by operating activities	6,671	5,856	4,779
Cash flows from investing activities:
Purchases of property and equipment	(2,030)	(1,872)	(2,005)
Proceeds from sale-leaseback transactions	529	592	507
Proceeds from sale of property and equipment	23	4	34
Acquisitions (net of cash acquired) and other investments	(378)	(1,441)	(177)
Purchase of available-for-sale investments		(3)
Maturity of available-for-sale investments		60	1
Proceeds from sale of subsidiary	7	250
Net cash used in investing activities	(1,849)	(2,410)	(1,640)
Cash flows from financing activities:
Increase (decrease) in short-term debt	(60)	450	(15)
Proceeds from issuance of long-term debt	1,239	1,463	991
Repayments of long-term debt	(1,718)	(2,122)	(2,103)
Purchase of noncontrolling interest in subsidiary	(26)
Dividends paid	(829)	(674)	(479)
Derivative settlements		(19)	(5)
Proceeds from exercise of stock options	836	431	285
Excess tax benefits from stock-based compensation	28	21	28
Repurchase of common stock	(4,330)	(3,001)	(1,500)
Other		(9)
Net cash used in financing activities	(4,860)	(3,460)	(2,798)
Net increase (decrease) in cash and cash equivalents	(38)	(14)	341
Cash and cash equivalents at the beginning of the year	1,413	1,427	1,086
Cash and cash equivalents at the end of the year	1,375	1,413	1,427
Reconciliation of net income to net cash provided by operating activities:
Net income	3,875	3,457	3,424
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,753	1,568	1,469
Stock-based compensation	132	135	150
Loss on early extinguishment of debt	348
Gain on sale of subsidiary		(53)
Deferred income taxes and other noncash items	(106)	144	30
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(387)	(748)	532
Inventories	(858)	607	(352)
Other current assets	3	(420)	(4)
Other assets	(99)	(49)	(210)
Accounts payable and claims and discounts payable	1,147	1,128	(40)
Accrued expenses	753	85	(176)
Other long-term liabilities	110	2	(44)
Net cash provided by operating activities	$ 6,671	$ 5,856	$ 4,779

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common stock:	Treasury stock:	Shares held in trust:	Capital surplus:	Retained earnings:	Accumulated other comprehensive loss:
Balance at Dec. 31, 2009	$ 35,768	$ 16	$ (7,610)	$ (56)	$ 27,198	$ 16,355	$ (135)
Balance (in shares) at Dec. 31, 2009		1,612,000,000	(219,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)		12,000,000
Purchase of treasury shares			(1,500)
Purchase of treasury shares (in shares)			(42,000,000)
Employee stock purchase plan issuances			80
Employee stock purchase plan issuances (in shares)			2,000,000
Stock option activity and stock awards					384
Tax benefit on stock options and stock awards					28
Net income attributable to CVS Caremark	3,427					3,427
Common stock dividends						(479)
Net cash flow hedges, net of income tax	(1)						(1)
Pension liability adjustment, net of income tax	(7)						(7)
Balance at Dec. 31, 2010	37,700	16	(9,030)	(56)	27,610	19,303	(143)
Balance (in shares) at Dec. 31, 2010		1,624,000,000	(259,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)		16,000,000
Purchase of treasury shares			(3,001)
Purchase of treasury shares (in shares)			(84,000,000)
Employee stock purchase plan issuances			78
Employee stock purchase plan issuances (in shares)			3,000,000
Stock option activity and stock awards					495
Tax benefit on stock options and stock awards					21
Net income attributable to CVS Caremark	3,461					3,461
Common stock dividends						(674)
Net cash flow hedges, net of income tax	(9)						(9)
Pension liability adjustment, net of income tax	(20)						(20)
Balance at Dec. 31, 2011	38,051	16	(11,953)	(56)	28,126	22,090	(172)
Balance (in shares) at Dec. 31, 2011		1,640,000,000	(340,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards		1
Stock options exercised and issuance of stock awards (in shares)		27,000,000
Purchase of treasury shares			(4,330)
Purchase of treasury shares (in shares)			(95,000,000)
Employee stock purchase plan issuances			47
Employee stock purchase plan issuances (in shares)			1,000,000
Transfer of shares from shares held in trust			(34)
Transfer of shares from shares held in trust (in shares)			(1,000,000)
Transfer of shares held in trust to treasury stock				25	9
Transfer of shares held in trust to treasury stock (in shares)				1,000,000
Stock option activity and stock awards					955
Tax benefit on stock options and stock awards					28
Purchase of noncontrolling interest in subsidiary					2
Changes in inventory accounting principles (Note 2)						(89)
Net income attributable to CVS Caremark	3,877					3,877
Common stock dividends						(829)
Net cash flow hedges, net of income tax	3						3
Pension liability adjustment, net of income tax	(12)						(12)
Balance at Dec. 31, 2012	$ 37,704	$ 17	$ (16,270)	$ (31)	$ 29,120	$ 25,049	$ (181)
Balance (in shares) at Dec. 31, 2012		1,667,000,000	(435,000,000)	(1,000,000)

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

1                 Significant Accounting Policies

Description of business - CVS Caremark Corporation and its subsidiaries (the “Company”) is the largest integrated pharmacy health care provider in the United States based upon revenues and prescriptions filled. The Company currently has three reportable business segments, Pharmacy Services, Retail Pharmacy and Corporate, which are described below.

Pharmacy Services Segment (the “PSS”) - The PSS provides a full range of pharmacy benefit management services including mail order pharmacy services, specialty pharmacy services, plan design and administration, formulary management and claims processing. The Company’s clients are primarily employers, insurance companies, unions, government employee groups, managed care organizations and other sponsors of health benefit plans and individuals throughout the United States.

As a pharmacy benefits manager, the PSS manages the dispensing of pharmaceuticals through the Company’s mail order pharmacies and national network of approximately 67,000 retail pharmacies to eligible members in the benefits plans maintained by the Company’s clients and utilizes its information systems to perform, among other things, safety checks, drug interaction screenings and brand to generic substitutions.

The PSS’ specialty pharmacies support individuals that require complex and expensive drug therapies. The specialty pharmacy business includes mail order and retail specialty pharmacies that operate under the CVS Caremark® and CarePlus CVS/pharmacy® names.

The PSS also provides health management programs, which include integrated disease management for 17 conditions, through the Company’s Accordant® health management offering.

In addition, through the Company’s SilverScript Insurance Company (“SilverScript”) and Pennsylvania Life Insurance Company (“Pennsylvania Life”) subsidiaries, the PSS is a national provider of drug benefits to eligible beneficiaries under the Federal Government’s Medicare Part D program.

The PSS generates net revenues primarily by contracting with clients to provide prescription drugs to plan members. Prescription drugs are dispensed by the mail order pharmacies, specialty pharmacies and national network of retail pharmacies. Net revenues are also generated by providing additional services to clients, including administrative services such as claims processing and formulary management, as well as health care related services such as disease management.

The pharmacy services business operates under the CVS Caremark® Pharmacy Services, Caremark®, CVS Caremark®, CarePlus CVS/pharmacy®, RxAmerica® and Accordant® names. As of December 31, 2012, the PSS operated 31 retail specialty pharmacy stores, 12 specialty mail order pharmacies and five mail service pharmacies located in 22 states, Puerto Rico and the District of Columbia.

Retail Pharmacy Segment (the “RPS”) - The RPS sells prescription drugs and a wide assortment of general merchandise, including over-the-counter drugs, beauty products and cosmetics, photo finishing, seasonal merchandise, greeting cards and convenience foods, through the Company’s CVS/pharmacy® and Longs Drugs® retail stores and online through CVS.com®.

The RPS also provides health care services through its MinuteClinic® health care clinics. MinuteClinics are staffed by nurse practitioners and physician assistants who utilize nationally recognized protocols to diagnose and treat minor health conditions, perform health screenings, monitor chronic conditions and deliver vaccinations.

As of December 31, 2012, the retail pharmacy business included 7,458 retail drugstores (of which 7,402 operated a pharmacy) located in 42 states, the District of Columbia and Puerto Rico operating primarily under the CVS/pharmacy® name, the online retail website, CVS.com, and 640 retail health care clinics operating under the MinuteClinic® name (of which 633 were located in CVS/pharmacy stores).

Corporate Segment - The Corporate Segment provides management and administrative services to support the Company. The Corporate Segment consists of certain aspects of the Company’s executive management, corporate relations, legal, compliance, human resources, corporate information technology and finance departments.

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair value hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

·          Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

·          Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

·          Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper and time deposits, as well as other debt securities that are classified as cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-term investments - The Company’s short-term investments consist of certificate of deposits with initial maturities of greater than three months when purchased. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at historical cost, which approximated fair value at December 31, 2012 and 2011.

Fair value of financial instruments - As of December 31, 2012, the Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and short-term debt. Due to the short-term nature of these instruments, the Company’s carrying value approximates fair value. The carrying amount and estimated fair value of total long-term debt was $9.1 billion and $10.8 billion, respectively, as of December 31, 2012. The fair value of the Company’s long-term debt was estimated based on quoted rates currently offered in active markets for the Company’s debt, which is considered Level 1 of the fair value hierarchy. The Company had outstanding letters of credit, which guaranteed foreign trade purchases, with a fair value of $4.9 million as of December 31, 2012. There were no outstanding derivative financial instruments as of December 31, 2012 and 2011.

Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes trade amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies and governmental agencies), clients and members, as well as vendors and manufacturers.

The activity in the allowance for doubtful trade accounts receivable is as follows:

	Year Ended December 31,
In millions	2012	2011	2010
Beginning balance	$189	$182	$224
Additions charged to bad debt expense	149	129	73
Write-offs charged to allowance	(95)	(122)	(115)
Ending balance	$243	$189	$182

Inventories - Prior to 2012, inventories were stated at the lower of cost or market on a first-in, first-out basis using the retail inventory method in the retail pharmacy stores, the weighted average cost method in the mail service and specialty pharmacies, and the cost method on a first-in, first-out basis in the distribution centers. Effective January 1, 2012, the Company changed its methods of accounting for prescription drug inventories in the RPS to the weighted average cost method. See Note 2 for additional information regarding the accounting change. Physical inventory counts are taken on a regular basis in each store and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

The following are the components of property and equipment at December 31:

In millions	2012	2011
Land	$1,429	$1,295
Building and improvements	2,614	2,404
Fixtures and equipment	7,928	7,582
Leasehold improvements	3,105	3,021
Software	1,230	1,098
	16,306	15,400
Accumulated depreciation and amortization	(7,674)	(6,933)
	$8,632	$8,467

The gross amount of property and equipment under capital leases was $219 million and $211 million as of December 31, 2012 and 2011, respectively. Amortization of property and equipment under capital lease is included within depreciation expense. Depreciation expense totaled $1.3 billion, $1.1 billion and $1.0 billion in 2012, 2011 and 2010, respectively.

Goodwill and other indefinitely-lived assets - Goodwill and other indefinitely-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary. See Note 5 for additional information on goodwill and other indefinitely-lived assets.

Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 10 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease. See Note 5 for additional information about intangible assets.

Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets for impairment at the lowest level at which individual cash flows can be identified, whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If indicators of impairment are present, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s estimated future cash flows (discounted and with interest charges).

Redeemable noncontrolling interest — Through June 29, 2012, the Company had an approximately 60% ownership interest in Generation Health, Inc. (“Generation Health”) and consolidated Generation Health in its consolidated financial statements. The nonemployee noncontrolling shareholders of Generation Health held put rights for the remaining interest in Generation Health that if exercised would require the Company to purchase the remaining interest in Generation Health in 2015 for a minimum of $26 million and a maximum of $159 million, depending on certain financial metrics of Generation Health in 2014. Since the noncontrolling shareholders of Generation Health had a redemption feature as a result of the put rights, the Company had classified the redeemable noncontrolling interest in Generation Health in the mezzanine section of the consolidated balance sheet outside of shareholders’ equity. On June 29, 2012, the Company acquired the remaining 40% interest in Generation Health from minority shareholders and employee option holders for $26 million and $5 million, respectively, for a total of $31 million.

The following is a reconciliation of the changes in the redeemable noncontrolling interest:

In millions	2012	2011	2010
Beginning balance	$30	$34	$37
Net loss attributable to noncontrolling interest	(2)	(4)	(3)
Purchase of noncontrolling interest	(26)	—	—
Reclassification to capital surplus in connection with purchase of noncontrolling interest	(2)	—	—
Ending balance	$—	$30	$34

Revenue Recognition

Pharmacy Services Segment - The PSS sells prescription drugs directly through its mail service pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenue from prescription drugs sold by its mail service pharmacies and under retail pharmacy network contracts where it is the principal using the gross method at the contract prices negotiated with its clients. Net revenues include: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see “Drug Discounts” below), (ii) the price paid to the PSS by client plan members for mail order prescriptions (“Mail Co-Payments”) and the price paid to retail network pharmacies by client plan members for retail prescriptions (“Retail Co-Payments”), and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below.

Revenue is recognized when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The following revenue recognition policies have been established for the PSS:

·          Revenues generated from prescription drugs sold by mail service pharmacies are recognized when the prescription is shipped. At the time of shipment, the PSS has performed substantially all of its obligations under its client contracts and does not experience a significant level of returns or reshipments.

·          Revenues generated from prescription drugs sold by third party pharmacies in the PSS’s retail pharmacy network and associated administrative fees are recognized at the PSS’s point-of-sale, which is when the claim is adjudicated by the PSS’s online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The PSS’s obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS’s responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the prescriber prior to dispensing, suggesting clinically appropriate generic alternatives where appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments, management believes that all of the other indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, revenue is recognized using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. Rebates are paid to clients in accordance with the terms of client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to clients is included in “Claims and discounts payable” in the accompanying consolidated balance sheets.

Medicare Part D - The PSS participates in the Federal Government’s Medicare Part D program as a Prescription Drug Plan (“PDP”). Net revenues include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services (“CMS”). The insurance premiums include a direct premium paid by CMS and a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, net revenues include co-payments, coverage gap benefits, deductibles and co-insurance (collectively, the “Member Co-Payments”) related to PDP members’ actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in net revenues. The Company assumes no risk for these amounts. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document).

Retail Pharmacy Segment - The RPS recognizes revenue from the sale of merchandise (other than prescription drugs) at the time the merchandise is purchased by the retail customer. Revenue from the sale of prescription drugs is recognized at the time the prescription is filled as opposed to upon delivery as required under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 605, Revenue Recognition. For substantially all prescriptions, the fill date and the delivery date occur in the same reporting period. The effect on both revenue and income of recording prescription drug sales upon fill as opposed to delivery is immaterial. Customer returns are not material. Revenue generated from the performance of services in the RPS’s health care clinics is recognized at the time the services are performed.

See Note 14 for additional information about the revenues of the Company’s business segments.

Cost of revenues

Pharmacy Services Segment - The PSS’ cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs, and (iii) the operating costs of its mail service pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from the PSS’ mail service pharmacies, net of any volume-related or other discounts (see “Drug Discounts” previously in this document) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS’ retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail Pharmacy Segment - The RPS’ cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses. See Note 14 for additional information about the cost of revenues of the Company’s business segments.

Vendor allowances and purchase discounts

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS’ contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination, of the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices, or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS’ results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contract if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of “Cost of revenues”.

Retail Pharmacy Segment - Vendor allowances received by the RPS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance - The Company is self-insured for certain losses related to general liability, workers’ compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company’s self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company’s historical claims experience.

Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense. The long-term portion of the lease obligations associated with facility closings was $288 million and $327 million in 2012 and 2011, respectively.

Advertising costs - Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were $221 million, $211 million and $234 million in 2012, 2011 and 2010, respectively.

Interest expense, net - Interest expense, net of capitalized interest, was $561 million, $588 million and $539 million, and interest income was $4 million, $4 million and $3 million in 2012, 2011 and 2010, respectively. Capitalized interest totaled $29 million, $37 million and $47 million in 2012, 2011 and 2010, respectively.

Shares held in trust - The Company maintains grantor trusts, which held approximately 1 and 2 million shares of its common stock at December 31, 2012 and 2011, respectively. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated other comprehensive loss - Accumulated other comprehensive loss consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, and unrealized losses on derivatives. The amount included in accumulated other comprehensive loss related to the Company’s pension and postretirement plans was $268 million pre-tax ($165 million after-tax) as of December 31, 2012 and $250 million pre-tax ($152 million after-tax) as of December 31, 2011. The net impact on cash flow hedges totaled $26 million pre-tax ($16 million after-tax) and $32 million pre-tax ($20 million after-tax) as of December 31, 2012 and 2011, respectively.

Stock-based compensation - Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method. Stock-based compensation is included in operating expenses.

Income taxes - The Company provides for income taxes currently payable, as well as for those deferred because of timing differences between reported income and expenses for financial statement purposes versus income tax return purposes. Income tax credits are recorded as a reduction of income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in income tax rates is recognized as income or expense in the period of the change.

Earnings per common share - Basic earnings per common share is computed by dividing: (i) net earnings by (ii) the weighted average number of common shares outstanding during the year (the “Basic Shares”).

Diluted earnings per common share is computed by dividing: (i) net earnings by (ii) Basic Shares plus the additional shares that would be issued assuming that all dilutive stock awards are exercised. Options to purchase 5.9 million, 30.5 million and 34.3 million shares of common stock were outstanding as of December 31, 2012, 2011 and 2010, respectively, but were not included in the calculation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the statement of shareholders’ equity. Instead, an entity will have the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. In December 2011, the FASB issued ASU 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which indefinitely defers the guidance related to the presentation of reclassification adjustments. ASU 2011-05 is effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively. The Company elected to report other comprehensive income and its components in a separate statement of comprehensive income beginning in the first quarter of 2012. The adoption of ASU 2011-05 did not have a material effect on the Company’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 allows entities to use a qualitative approach to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If after performing the qualitative assessment an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step goodwill impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step goodwill impairment test. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 did not have a material effect on the Company’s consolidated financial statements. The Company did not elect to use the qualitative approach in its 2012 annual goodwill impairment test.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 allows entities to use a qualitative approach to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount and recognize an impairment loss, if any, to the extent the carrying value exceeds its fair value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company did not elect to early adopt ASU 2012-02 and does not expect the adoption will have a material effect on the Company’s consolidated financial statements.

Changes in Accounting Principle	12 Months Ended
Dec. 31, 2012
Changes in Accounting Principle
Changes in Accounting Principle

2      Changes in Accounting Principle

Effective January 1, 2012, the Company changed its methods of accounting for prescription drug inventories in the Retail Pharmacy Segment. Prior to 2012, the Company valued prescription drug inventories at the lower of cost or market on a first-in, first-out (“FIFO”) basis in retail pharmacies using the retail inventory method and in distribution centers using the FIFO cost method. Effective January 1, 2012, all prescription drug inventories in the Retail Pharmacy Segment have been valued at the lower of cost or market using the weighted average cost method. These changes affected approximately 51% of consolidated inventories.

These changes were made primarily to bring all of the pharmacy operations of the Company to a common inventory valuation methodology and to provide the Company with better information to manage its retail pharmacy operations. The Company believes the weighted average cost method is preferable to the retail inventory method and the FIFO cost method because it results in greater precision in the determination of cost of revenues and inventories by specific drug product and results in a consistent inventory valuation method for all of the Company’s prescription drug inventories as the Pharmacy Services Segment’s mail service and specialty pharmacies were already on the weighted average cost method. Most of these mail service and specialty pharmacies in the Pharmacy Services Segment were acquired in the Company’s 2007 acquisition of Caremark Rx, Inc.

The Company recorded the cumulative effect of these changes in accounting principle as of January 1, 2012. The Company determined that retrospective application for periods prior to 2012 is impracticable, as the period-specific information necessary to value prescription drug inventories in the Retail Pharmacy Segment under the weighted average cost method is unavailable. The Company implemented a new pharmacy cost accounting system to value prescription drug inventory as of January 1, 2012 and calculated the cumulative impact. The effect of these changes in accounting principle as of January 1, 2012 was a decrease in inventories of $146 million, an increase in current deferred income tax assets of $57 million and a decrease in retained earnings of $89 million.

Had the Company not made these changes in accounting principle, for the year ended December 31, 2012, income from continuing operations and net income attributable to CVS Caremark would have been approximately $19 million lower. For the year ended December 31, 2012, basic and diluted earnings per common share for income from continuing operations attributable to CVS Caremark and net income attributable to CVS Caremark would have been reduced by $0.01.

Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations
Business Combinations

3                 Business Combinations

On April 29, 2011, the Company acquired the Medicare prescription drug business of Universal American Corp. (the “UAM Medicare Part D Business”) for approximately $1.3 billion. The fair value of assets acquired and liabilities assumed were $2.4 billion and $1.1 billion, respectively, which included identifiable intangible assets of approximately $0.4 billion and goodwill of approximately $1.0 billion that were recorded in the PSS. The Company’s results of operations and cash flows include the UAM Medicare Part D Business beginning on April 29, 2011.

In addition to the 2011 acquisition discussed above, there were two immaterial acquisitions during 2012.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Discontinued Operations

4                 Discontinued Operations

On November 1, 2011, the Company sold its TheraCom, L.L.C. (“TheraCom”) subsidiary to AmerisourceBergen Corporation for $250 million, plus a working capital adjustment of $7 million which the Company received in March 2012. TheraCom is a provider of commercialization support services to the biotech and pharmaceutical industries. The TheraCom business had historically been part of the Company’s Pharmacy Services Segment. The results of the TheraCom business are presented as discontinued operations and have been excluded from both continuing operations and segment results for all periods presented.

In connection with certain business dispositions completed between 1991 and 1997, the Company retained guarantees on store lease obligations for a number of former subsidiaries, including Linens ‘n Things which filed for bankruptcy in 2008. The Company’s income (loss) from discontinued operations includes lease-related costs which the Company believes it will likely be required to satisfy pursuant to its Linens ‘n Things lease guarantees.

Below is a summary of the results of discontinued operations:

	Year Ended December 31,
In millions	2012	2011	2010
Net revenues of TheraCom	$—	$650	$635

Income from operations of TheraCom	$—	$18	$28
Gain on disposal of TheraCom	—	53	—
Loss on disposal of Linens ‘n Things	(12)	(7)	(24)
Income tax benefit (provision)	5	(95)	(2)
Income (loss) from discontinued operations, net of tax	$(7)	$(31)	$2

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles
Goodwill and Other Intangibles

5                 Goodwill and Other Intangibles

Goodwill and other indefinitely-lived assets are not amortized, but are subject to annual impairment reviews, or more frequent reviews if events or circumstances indicate impairment may exist.

When evaluating goodwill for potential impairment, the Company first compares the fair value of its two reporting units, the PSS and RPS, to their respective carrying amounts. The Company estimates the fair value of its reporting units using a combination of a future discounted cash flow valuation model and a comparable market transaction model. If the estimated fair value of the reporting unit is less than its carrying amount, an impairment loss calculation is prepared. The impairment loss calculation compares the implied fair value of a reporting unit’s goodwill with the carrying amount of its goodwill. If the carrying amount of the goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to the excess. During the third quarter of 2012, the Company performed its required annual goodwill impairment tests. The Company concluded there were no goodwill impairments as of the testing date. The carrying amount of goodwill was $26.4 billion and $26.5 billion as of December 31, 2012 and 2011, respectively (see Note 14 for a breakdown of Goodwill by segment). The $63 million decrease in goodwill in 2012 was due to the finalization of the assessment of the fair value of assets acquired and liabilities assumed in the 2011 acquisition of the UAM Medicare Part D Business which decreased goodwill by $44 million, the realization of tax benefits associated with replacement stock options issued in a 2007 acquisition which decreased goodwill by $11 million, certain balance sheet adjustments to land and close store reserves related to acquisitions in previous years which decreased goodwill by $52 million, partially offset by a $44 million increase in goodwill associated with two immaterial acquisitions in 2012. These changes to goodwill affected both the PSS and RPS.

Indefinitely-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to its carrying value. The Company estimates the fair value of its indefinitely-lived trademark using the relief from royalty method under the income approach. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized and the asset is written down to its estimated fair value. During the third quarter of 2012, the Company performed its annual impairment test of the indefinitely-lived trademark and concluded there was no impairment as of the testing date. The carrying amount of its indefinitely-lived trademark was $6.4 billion as of December 31, 2012 and 2011.

The Company amortizes intangible assets with finite lives over the estimated useful lives of the respective assets, which have a weighted average useful life of 13.4 years. The weighted average useful lives of the Company’s customer contracts and relationships and covenants not to compete are 12.9 years. The weighted average lives of the Company’s favorable leases and other intangible assets are 17.3 years. Amortization expense for intangible assets totaled $486 million, $452 million and $427 million in 2012, 2011 and 2010, respectively. The anticipated annual amortization expense for these intangible assets for the next five years is $454 million in 2013, $420 million in 2014, $392 million in 2015, $364 million in 2016 and $341 million in 2017.

The following table is a summary of the Company’s intangible assets as of December 31:

	2012			2011
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,745	(2,812)	2,933	5,427	(2,386)	3,041
Favorable leases and other	802	(380)	422	769	(339)	430
	$12,945	$(3,192)	$9,753	$12,594	$(2,725)	$9,869

Share Repurchase Programs	12 Months Ended
Dec. 31, 2012
Share Repurchase Programs
Share Repurchase Programs

6      Share Repurchase Programs

On September 19, 2012, the Company’s Board of Directors authorized a new share repurchase program for up to $6.0 billion of outstanding common stock (the “2012 Repurchase Program”). The share repurchase authorization, which was effective immediately, permits the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. The 2012 Repurchase Program may be modified or terminated by the Board of Directors at any time.

On August 23, 2011, the Company’s Board of Directors authorized a share repurchase program for up to $4.0 billion of outstanding common stock (the “2011 Repurchase Program”). The share repurchase authorization, which was effective immediately, permitted the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions.

Pursuant to the authorizations under the 2011 and 2012 Repurchase Programs, on September 19, 2012, the Company entered into a $1.2 billion fixed dollar accelerated share repurchase (“ASR”) agreement with Barclays Bank PLC (“Barclays”). Upon payment of the $1.2 billion purchase price on September 20, 2012, the Company received a number of shares of its common stock equal to 50% of the $1.2 billion notional amount of the ASR agreement or approximately 12.6 million shares at a price of $47.71 per share. The Company received approximately 13.0 million shares of common stock on November 16, 2012 at an average price of $46.96 per share, representing the remaining 50% of the $1.2 billion notional amount of the ASR agreement and thereby concluding the agreement. The total of 25.6 million shares of common stock delivered to the Company by Barclays over the term of the ASR agreement were placed into treasury stock.

Pursuant to the authorization under the 2011 Repurchase Program, on August 24, 2011, the Company entered into a $1.0 billion fixed dollar ASR agreement with Barclays. The ASR agreement contained provisions that establish the minimum and maximum number of shares to be repurchased during its term. Pursuant to the ASR agreement, on August 25, 2011, the Company paid $1.0 billion to Barclays in exchange for Barclays delivering 20.3 million shares of common stock to the Company. On September 16, 2011, upon establishment of the minimum number of shares to be repurchased, Barclays delivered an additional 5.4 million shares of common stock to the Company. At the conclusion of the transaction on December 28, 2011, Barclays delivered a final installment of 1.6 million shares of common stock on December 29, 2011. The aggregate 27.3 million shares of common stock delivered to the Company by Barclays, were placed into treasury stock. This represented all the repurchases that occurred during the year ended December 31, 2011 under the 2011 Repurchase Program.

During the year ended December 31, 2012, the Company repurchased an aggregate of 95.0 million shares of common stock for approximately $4.3 billion under the 2012 and 2011 Repurchase Programs, which includes shares received from the ASR described above. As of December 31, 2012, the 2011 Repurchase Program was complete and there remained approximately $4.7 billion available for future repurchases under the 2012 Repurchase Program.

On June 14, 2010, our Board of Directors authorized a share repurchase program for up to $2.0 billion of our outstanding common stock (the “2010 Repurchase Program”). During the year ended December 31, 2011, the Company repurchased an aggregate of 56.4 million shares of common stock for approximately $2.0 billion, completing the 2010 Repurchase Program, which included shares received from the ASR described above.

On November 4, 2009, our Board of Directors authorized a share repurchase program for up to $2.0 billion of our outstanding common stock (the “2009 Repurchase Program”). During 2010, the Company repurchased 42.4 million shares of common stock for approximately $1.5 billion, completing the 2009 Repurchase Program.

Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2012
Borrowing and Credit Agreements
Borrowing and Credit Agreements

7                 Borrowing and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2012	2011
Commercial paper	$690	$750
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	421	700
5.75% senior notes due 2017	1,310	1,750
6.6% senior notes due 2019	394	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities	—	50
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	950
Enhanced Capital Advantage Preferred Securities due 2062(1)	41	42
2.75% senior notes due 2022	1,250	—
Mortgage notes payable	1	4
Capital lease obligations	171	168
	9,828	10,014

Less:
Short-term debt (commercial paper)	(690)	(750)
Current portion of long-term debt	(5)	(56)
	$9,133	$9,208

(1)         The Enhanced Capital Advantage Preferred Securities (“ECAPS”) had a stated rate of interest of 6.302% through June 1, 2012, at which time the rate converted to a variable rate which was 2.59% at December 31, 2012.

The Company had $690 million of commercial paper outstanding as of December 31, 2012. In connection with its commercial paper program, the Company maintains a $1.0 billion, three-year unsecured back-up credit facility, which expires on May 27, 2013, a $1.25 billion, four-year unsecured back-up credit facility, which expires on May 12, 2015, and a $1.25 billion, five-year unsecured back-up credit facility, which expires on February 17, 2017. The credit facilities allow for borrowings at various rates that are dependent, in part, on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.05%, regardless of usage. As of December 31, 2012, there were no borrowings outstanding under the back-up credit facilities. The weighted average interest rate for short-term debt was 0.35% as of December 31, 2012 and 0.37% as of December 31, 2011.

On November 26, 2012, the Company issued $1.25 billion of 2.75% unsecured senior notes due December 1, 2022 (the “2012 Notes”) for total proceeds of approximately $1.24 billion, net of discounts and underwriting fees. The 2012 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2012 Notes were used for general corporate purposes and to repay certain corporate debt.

On November 26, 2012, the Company announced tender offers for any and all of the 6.6% Senior Notes due 2019, and up to a maximum amount of the 6.125% Senior Notes due 2016 and 5.75% Senior Notes due 2017, for up to an aggregate principal amount of $1.0 billion. In December 2012, the Company increased the aggregate principal amount of the tender offers to $1.325 billion and completed the repurchase for the maximum amount. The Company paid a premium of $332 million in excess of the debt principal in connection with the tender offers, wrote off $13 million of unamortized deferred financing costs and incurred $3 million in fees, for a total loss on the early extinguishment of debt of $348 million. The loss was recorded in income from continuing operations on the consolidated statement of income.

In connection with the Company’s acquisition of the UAM Medicare Part D Business in April 2011, the Company assumed $110 million of long-term debt in the form of Trust Preferred Securities that mature through 2037. During the years ended December 31, 2012 and 2011, the Company repaid $50 million and $60 million, respectively, of the Trust Preferred Securities at par.

On May 12, 2011, the Company issued $550 million of 4.125% unsecured senior notes due May 15, 2021 and issued $950 million of 5.75% unsecured senior notes due May 15, 2041 (collectively, the “2011 Notes”) for total proceeds of approximately $1.5 billion, net of discounts and underwriting fees. The 2011 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2011 Notes were used to repay commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

In December 2011 and July 2012, the Company repurchased $958 million and $1 million of the principal amount of its ECAPS at par. The fees and write-off of deferred issuance costs associated with the early extinguishment of the ECAPS were de minimis. The remaining $41 million of outstanding ECAPS at December 31, 2012 are due in 2062. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.

On May 13, 2010, the Company issued $550 million of 3.25% unsecured senior notes due May 18, 2015 and issued $450 million of 4.75% unsecured senior notes due May 18, 2020 (collectively, the “2010 Notes”) for total proceeds of $991 million, which was net of discounts and underwriting fees. The 2010 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2010 Notes were used to repay a portion of the Company’s outstanding commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

The credit facilities, back-up credit facilities, unsecured senior notes and ECAPS contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2012 are $5 million in 2013, $555 million in 2014, $556 million in 2015, $427 million in 2016, and $1.3 billion in 2017.

Leases	12 Months Ended
Dec. 31, 2012
Leases
Leases

8                 Leases

The Company leases most of its retail and mail order locations, ten of its distribution centers and certain corporate offices under non-cancelable operating leases, typically with initial terms of 15 to 25 years and with options that permit renewals for additional periods. The Company also leases certain equipment and other assets under noncancelable operating leases, typically with initial terms of 3 to 10 years. Minimum rent is expensed on a straight-line basis over the term of the lease. In addition to minimum rental payments, certain leases require additional payments based on sales volume, as well as reimbursement for real estate taxes, common area maintenance and insurance, which are expensed when incurred.

The following table is a summary of the Company’s net rental expense for operating leases for the respective years:

In millions	2012	2011	2010
Minimum rentals	$2,165	$2,087	$2,001
Contingent rentals	48	49	53
	2,213	2,136	2,054
Less: sublease income	(20)	(19)	(19)
	$2,193	$2,117	$2,035

The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2012:

In millions	Capital Leases	Operating Leases(1)
2013	$20	$2,261
2014	21	2,078
2015	21	2,019
2016	21	1,944
2017	21	1,858
Thereafter	232	17,436
Total future lease payments	336	$27,596
Less: imputed interest	(165)
Present value of capital lease obligations	$171

(1)         Future operating lease payments have not been reduced by minimum sublease rentals of $263 million due in the future under noncancelable subleases.

The Company finances a portion of its store development program through sale-leaseback transactions. The properties are generally sold at net book value, which generally approximates fair value, and the resulting leases qualify and are accounted for as operating leases. The operating leases that resulted from these transactions are included in the above table. The Company does not have any retained or contingent interests in the stores and does not provide any guarantees, other than a guarantee of lease payments, in connection with the sale-leaseback transactions. Proceeds from sale-leaseback transactions totaled $529 million in 2012, $592 million in 2011 and $507 million in 2010.

Medicare Part D	12 Months Ended
Dec. 31, 2012
Medicare Part D
Medicare Part D

9                 Medicare Part D

The Company offers Medicare Part D benefits through SilverScript and Pennsylvania Life, which have contracted with CMS to be a PDP and, pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (“MMA”), must be risk-bearing entities regulated under state insurance laws or similar statutes.

SilverScript and Pennsylvania Life are licensed domestic insurance companies under the applicable laws and regulations. Pursuant to these laws and regulations, SilverScript and Pennsylvania Life must file quarterly and annual reports with the National Association of Insurance Commissioners (“NAIC”) and certain state regulators, must maintain certain minimum amounts of capital and surplus under a formula established by the NAIC and must, in certain circumstances, request and receive the approval of certain state regulators before making dividend payments or other capital distributions to the Company. The Company does not believe these limitations on dividends and distributions materially impact its financial position.

The Company has recorded estimates of various assets and liabilities arising from its participation in the Medicare Part D program based on information in its claims management and enrollment systems. Significant estimates arising from its participation in this program include: (i) estimates of low-income cost subsidy and reinsurance amounts ultimately payable to or receivable from CMS based on a detailed claims reconciliation that will occur in the following year; (ii) an estimate of amounts receivable from or payable to CMS under a risk-sharing feature of the Medicare Part D program design, referred to as the risk corridor and (iii) estimates for claims that have been reported and are in the process of being paid or contested and for our estimate of claims that have been incurred but have not yet been reported.

Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits

10                   Pension Plans and Other Postretirement Benefits

Defined Contribution Plans

The Company sponsors voluntary 401(k) savings plans that cover substantially all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the plans.

At the participant’s option, account balances, including the Company’s matching contribution, can be moved without restriction among various investment options, including the Company’s common stock. The Company also maintains a nonqualified, unfunded Deferred Compensation Plan for certain key employees. This plan provides participants the opportunity to defer portions of their eligible compensation and receive matching contributions equivalent to what they could have received under the CVS Caremark 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under the above defined contribution plans were $199 million, $187 million and $186 million in 2012, 2011 and 2010, respectively.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2012 and 2011, the Company’s postretirement medical plans have an accumulated postretirement benefit obligation of $16 million and $17 million, respectively. Net periodic benefit costs related to these postretirement medical plans were approximately $1 million for 2012, 2011 and 2010.

Pursuant to various labor agreements, the Company also contributes to multiemployer health and welfare plans that cover union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. Total Company contributions to multiemployer health and welfare plans were $50 million, $47 million and $46 million in 2012, 2011 and 2010, respectively.

Pension Plans

The Company sponsors nine defined benefit pension plans that cover certain full-time employees. Three of the plans are tax-qualified plans that are funded based on actuarial calculations and applicable federal laws and regulations. The other six plans are unfunded nonqualified supplemental retirement plans. All of the plans were frozen in prior periods, except two of the nonqualified plans.

As of December 31, 2012, the Company’s pension plans had a projected benefit obligation of $758 million and plan assets of $527 million. As of December 31, 2011, the Company’s pension plans had a projected benefit obligation of $685 million and plan assets of $463 million. Actual return on plan assets was $62 million and $37 million in 2012 and 2011, respectively. Net periodic pension costs related to these pension plans were $31 million, $49 million and $36 million in 2012, 2011 and 2010, respectively. The net periodic pension costs for 2012 include a curtailment loss of $2 million. The net periodic pension costs for 2011 and 2010 includes settlement losses of $25 million and $12 million, respectively, due to the impact of lump sum payouts.

The discount rate is determined by examining the current yields observed on the measurement date of fixed-interest, high quality investments expected to be available during the period to maturity of the related benefits on a plan by plan basis. The discount rate for the plans was 4.0% in 2012 and 4.75% in 2011. The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and historical returns for each asset class on a plan by plan basis. The expected long-term rate of return for all plans was 7.25% in 2012, 2011 and 2010.

Historically, the Company used an investment strategy, which emphasized equities in order to produce higher expected returns, and in the long run, lower expected expense and cash contribution requirements. The qualified pension plan asset allocation targets are 50% equity and 50% fixed income.

As of December 31, 2012, the Company’s qualified defined benefit pension plan assets consisted of 50% equity, 48% fixed income, and 2% money market securities of which 84% were classified as Level 1 and 16%  as Level 2 in the fair value hierarchy. The Company’s qualified defined benefit pension plan assets as of December 31, 2011 consisted of 47% equity 51% fixed income, and 2% money market securities of which 82% were classified as Level 1 and 18% as Level 2 in the fair value hierarchy.

The Company contributed $36 million, $92 million and $65 million to the pension plans during 2012, 2011 and 2010, respectively. The Company plans to make approximately $33 million in contributions to the pension plans during 2013.

The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the multiemployer pension plans the Company participates in are individually significant to the Company. Total Company contributions to multiemployer pension plans were $12 million, $11 million and $12 million in 2012, 2011 and 2010, respectively.

Stock Incentive Plans	12 Months Ended
Dec. 31, 2012
Stock Incentive Plans
Stock Incentive Plans

11          Stock Incentive Plans

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally three to five years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Compensation expense related to stock options, which includes the 2007 Employee Stock Purchase Plan (the “2007 ESPP”) totaled $102 million, $112 million and $127 million for 2012, 2011 and 2010, respectively. The recognized tax benefit was $33 million, $38 million and $42 million for 2012, 2011 and 2010, respectively. Compensation expense related to restricted stock awards totaled $30 million, $21 million and $23 million for 2012, 2011 and 2010, respectively.

The 2007 ESPP provides for the purchase of up to 15 million shares of common stock. Under the 2007 ESPP, eligible employees may purchase common stock at the end of each six month offering period at a purchase price equal to 85% of the lower of the fair market value on the first day or the last day of the offering period. During 2012, approximately 2 million shares of common stock were purchased under the provisions of the 2007 ESPP at an average price of $33.70 per share. As of December 31, 2012, approximately 3 million shares of common stock were available for issuance under the 2007 ESPP.

The fair value of stock-based compensation associated with the 2007 ESPP is estimated on the date of grant (i.e., the beginning of the offering period) using the Black-Scholes Option Pricing Model.

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2012	2011	2010
Dividend yield (1)	0.73%	0.69%	0.57%
Expected volatility(2)	22.88%	20.42%	32.58%
Risk-free interest rate(3)	0.10%	0.15%	0.21%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$9.22	$7.21	$7.31

(1)         The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)         The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)         The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)         The expected life is based on the semi-annual purchase period.

In May 2010, the Company’s Board of Directors adopted and the shareholders approved the 2010 Incentive Compensation Plan (the “2010 ICP”), which superseded the 1997 Incentive Compensation Plan (the “1997 ICP”). The terms of the 2010 ICP provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company. Payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, at the discretion of the Management Planning and Development Committee of the Company’s Board of Directors. The 2010 ICP allows for a maximum of 74 million shares to be reserved and available for grants, plus the number of shares subject to awards under the Company’s 1997 ICP which become available due to cancellation or forfeiture. Following approval and adoption of the 2010 ICP, no new grants can be made under the 1997 ICP. The 2010 ICP is the only compensation plan under which the Company grants stock options, restricted stock and other stock-based awards to its employees, with the exception of the Company’s 2007 ESPP. In November 2012, the Company’s Board of Director’s approved an amendment to the 2010 ICP to eliminate the share recycling provision of the 2010 ICP. As of December 31, 2012, there were approximately 48 million shares available for future grants under the 2010 ICP.

The Company’s restricted awards are considered non-vested share awards and require no payment from the employee. Compensation cost is recorded based on the market price on the grant date and is recognized on a straight-line basis over the requisite service period. The Company granted 1,811,000, 1,121,000 and 1,095,000 restricted stock units with a weighted average fair value of $44.80, $34.84 and $35.25 in 2012, 2011 and 2010, respectively. As of December 31, 2012, there was $67 million of total unrecognized compensation cost related to the restricted stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 2.06 years. The total fair value of restricted shares vested during 2012, 2011 and 2010 was $81 million, $33 million and $44 million, respectively.

The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2012:

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	2,606	$32.80
Granted	1,811	44.80
Vested	(1,917)	43.10
Forfeited	(150)	37.77
Nonvested at end of year	2,350	$33.32

All grants under the 2010 ICP are awarded at fair market value on the date of grant. The fair value of stock options is estimated using the Black-Scholes Option Pricing Model and stock-based compensation is recognized on a straight-line basis over the requisite service period. Options granted prior to 2004 generally become exercisable over a four-year period from the grant date and expire ten years after the date of grant. Options granted between 2004 and 2010 generally become exercisable over a three-year period from the grant date and expire seven years after the grant date. Beginning in 2011, options granted generally become exercisable over a four-year period from the grant date and expire seven years after the grant date.

Excess tax benefits of $28 million, $21 million and $28 million were included in financing activities in the accompanying consolidated statements of cash flow during 2012, 2011 and 2010, respectively. Cash received from stock options exercised, which includes the 2007 ESPP, totaled $836 million, $431 million and $285 million during 2012, 2011 and 2010, respectively. The total intrinsic value of options exercised was $321 million, $161 million and $118 million in 2012, 2011 and 2010, respectively. The total fair value of options vested during 2012, 2011 and 2010 was $386 million, $452 million and $445 million, respectively.

The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2012	2011	2010
Dividend yield (1)	1.44%	1.43%	1.00%
Expected volatility(2)	32.49%	32.62%	33.15%
Risk-free interest rate(3)	0.84%	1.81%	1.85%
Expected life (in years)(4)	4.7	4.7	4.3
Weighted-average grant date fair value	$11.12	$9.19	$9.49

(1)         The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)         The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)         The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)         The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

As of December 31, 2012, unrecognized compensation expense related to unvested options totaled $161 million, which the Company expects to be recognized over a weighted-average period of 2.18 years. After considering anticipated forfeitures, the Company expects approximately 21 million of the unvested options to vest over the requisite service period.

The following table is a summary of the Company’s stock option activity for the year ended December 31, 2012:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	59,107	$33.40	4.11	$439,671,000
Granted	8,759	$45.02	—	—
Exercised	(24,978)	$32.29	—	—
Forfeited	(1,511)	$35.80	—	—
Expired	(448)	$25.29	—	—
Outstanding at December 31, 2012	40,929	$36.57	4.34	$482,249,000
Exercisable at December 31, 2012	18,875	$34.23	2.99	$266,505,000

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

12                   Income Taxes

The income tax provision for continuing operations consisted of the following for the respective years:

In millions	2012	2011	2010
Current:
Federal	$2,226	$1,807	$1,884
State	410	338	344
	2,636	2,145	2,228

Deferred:
Federal	(177)	101	(44)
State	(18)	12	(5)
	(195)	113	(49)
Total	$2,441	$2,258	$2,179

The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the respective years:

	2012	2011	2010
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.9	3.9	4.1
Other	(0.3)	0.4	(0.2)
Effective income tax rate	38.6%	39.3%	38.9%

The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2012	2011
Deferred tax assets:
Lease and rents	$336	$325
Inventories	141	77
Employee benefits	202	253
Allowance for doubtful accounts	137	112
Retirement benefits	115	114
Net operating losses	5	6
Other	400	315
Total deferred tax assets	1,336	1,202
Deferred tax liabilities:
Depreciation and amortization	(4,457)	(4,552)
Net deferred tax liabilities	$(3,121)	$(3,350)

Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows as of December 31:

In millions	2012	2011
Deferred tax assets—current	$663	$503
Deferred tax liabilities—noncurrent	(3,784)	(3,853)
Net deferred tax liabilities	$(3,121)	$(3,350)

The Company believes it is more likely than not the deferred tax assets will be realized during future periods.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2012	2011	2010
Beginning balance	$38	$35	$61
Additions based on tax positions related to the current year	15	3	1
Additions based on tax positions related to prior years	42	13	2
Reductions for tax positions of prior years	(2)	—	(10)
Expiration of statutes of limitation	(12)	(7)	(16)
Settlements	(1)	(6)	(3)
Ending balance	$80	$38	$35

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of numerous state and local jurisdictions. Substantially all material income tax matters have been concluded for fiscal years through 2007. The Company and its subsidiaries anticipate that a number of income tax examinations will conclude and statutes of limitation for open years will expire over the next twelve months, which may cause a utilization or reduction of the Company’s reserve for uncertain tax positions of up to approximately $6 million.

The IRS is currently examining the Company’s 2011 and 2012 consolidated U.S. income tax years pursuant to the Compliance Assurance Process (“CAP”) program. The CAP program is a voluntary program under which taxpayers seek to resolve all or most issues with the IRS prior to or soon after the filing of their U.S. income tax returns, in lieu of being audited in the traditional manner. The Company and its subsidiaries are also currently under income tax examinations by a number of state and local tax authorities. As of December 31, 2012, no examination has resulted in any proposed adjustments that would result in a material change to the Company’s results of operations, financial condition or liquidity.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. During the years ended December 31, 2012, 2011 and 2010, the Company recognized interest of approximately $4 million, $2 million and $3 million, respectively. The Company had approximately $10 million and $8 million accrued for interest and penalties as of December 31, 2012 and 2011, respectively.

There are no material reserves established at December 31, 2012 for income tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. If present, such items would impact deferred tax accounting, not the annual effective income tax rate, and would accelerate the payment of cash to the taxing authority to an earlier period.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is approximately $61 million, after considering the federal benefit of state income taxes.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

13                   Commitments and Contingencies

Lease Guarantees

Between 1991 and 1997, the Company sold or spun off a number of subsidiaries, including Bob’s Stores, Linens ‘n Things, Marshalls, Kay-Bee Toys, Wilsons, This End Up and Footstar. In many cases, when a former subsidiary leased a store, the Company provided a guarantee of the store’s lease obligations. When the subsidiaries were disposed of, the Company’s guarantees remained in place, although each initial purchaser has indemnified the Company for any lease obligations the Company was required to satisfy. If any of the purchasers or any of the former subsidiaries were to become insolvent and failed to make the required payments under a store lease, the Company could be required to satisfy these obligations.

As of December 31, 2012, the Company guaranteed approximately 74 such store leases (excluding the lease guarantees related to Linens ‘n Things, which are discussed in Note 4), with the maximum remaining lease term extending through 2022. Management believes the ultimate disposition of any of the remaining guarantees will not have a material adverse effect on the Company’s consolidated financial condition, results of operations or future cash flows.

Legal Matters

The Company is a party to legal proceedings, investigations and claims in the ordinary course of its business, including the matters described below. The Company records accruals for outstanding legal matters when it believes it is probable that a loss will be incurred and the amount can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal matters that could affect the amount of any accrual and developments that would make a loss contingency both probable and reasonably estimable. If a loss contingency is not both probable and estimable, the Company does not establish an accrued liability. None of the Company’s accruals for outstanding legal matters are material individually or in the aggregate to the Company’s financial position.

Our contingencies are subject to significant uncertainties, including, among other factors: (i) the procedural status of pending matters; (ii) whether class action status is sought and certified; (iii) whether asserted claims or allegations will survive dispositive motion practice; (iv) the extent of potential damages, fines or penalties, which are often unspecified or indeterminate; (v) the impact of discovery on the legal process; (vi) whether novel or unsettled legal theories are at issue; (vii) the settlement posture of the parties, and/or (viii) in the case of certain government agency investigations, whether a sealed qui tam lawsuit (“whistleblower” action) has been filed and whether the government agency makes a decision to intervene in the lawsuit following investigation.

Except as otherwise noted, the Company cannot predict with certainty the timing or outcome of the legal matters described below, and is unable to reasonably estimate a possible loss or range of possible loss in excess of amounts already accrued for these matters.

Caremark (the term “Caremark” being used herein to generally refer to any one or more pharmacy benefit management subsidiaries of the Company, as applicable) is a defendant in a qui tam lawsuit initially filed by a relator on behalf of various state and federal government agencies in Texas federal court in 1999. The case was unsealed in May 2005. The case seeks monetary damages and alleges that Caremark’s processing of Medicaid and certain other government claims on behalf of its clients (which allegedly resulted in underpayments from our clients to the applicable government agencies) on one of Caremark’s adjudication platforms violates applicable federal or state false claims acts and fraud statutes. The United States and the States of Texas, Tennessee, Florida, Arkansas, Louisiana and California intervened in the lawsuit, but Tennessee and Florida withdrew from the lawsuit in August 2006 and May 2007, respectively. Thereafter, in 2008, the Company prevailed on several motions for partial summary judgment and, following an appellate ruling from the Fifth Circuit Court of Appeals in 2011 which affirmed in part and reversed in part these prior rulings, the claims asserted in the case against Caremark have been substantially narrowed. In December 2007, the Company received a document subpoena from the Office of Inspector General (“OIG”) within the U.S. Department of Health and Human Services (“HHS”), requesting information relating to the processing of Medicaid and other government agency claims on a different adjudication platform of Caremark. The Company has been providing documents and other information in response to this request for information. The Company has been conducting discussions with the United States Department of Justice (“DOJ”) and the OIG regarding a possible settlement of these legal matters.

In April 2009, the State of Texas filed a purported civil enforcement action against Caremark for injunctive relief, damages and civil penalties in Travis County, Texas alleging that Caremark violated the Texas Medicaid Fraud Prevention Act and other state laws based on its processing of Texas Medicaid claims on behalf of PBM clients on one of Caremark’s adjudication platforms. In September 2011, the Company prevailed on a motion for partial summary judgment against the State of Texas and narrowed the remaining claims in the lawsuit. In October 2009 and October 2010, the Company received civil investigative demands from the Office of the Attorney General of the State of Texas requesting, respectively, information produced under the OIG subpoena described above and other information related to the processing of Medicaid claims. These civil investigative demands state that the Office of the Attorney General of the State of Texas is investigating allegations currently pending under seal relating to two other adjudication platforms of Caremark. In January 2012, the parties filed joint motion with the Texas federal and state courts requesting that the lawsuits with the State of Texas be abated so that the parties can focus on completing settlement documentation relating to Caremark’s processing of Texas Medicaid claims.

Caremark was named in a putative class action lawsuit filed in October 2003 in Alabama state court by John Lauriello, purportedly on behalf of participants in the 1999 settlement of various securities class action and derivative lawsuits against Caremark and others. Other defendants include insurance companies that provided coverage to Caremark with respect to the settled lawsuits. The Lauriello lawsuit seeks approximately $3.2 billion in compensatory damages plus other non-specified damages based on allegations that the amount of insurance coverage available for the settled lawsuits was misrepresented and suppressed. A similar lawsuit was filed in November 2003 by Frank McArthur, also in Alabama state court, naming as defendants Caremark, several insurance companies, attorneys and law firms involved in the 1999 settlement. This lawsuit was stayed as a later-filed class action, but McArthur was subsequently allowed to intervene in the Lauriello action. Following the close of class discovery, the trial court entered an Order on August 15, 2012 that granted the plaintiffs’ motion to certify a class pursuant to Alabama Rule of civil Procedures 23(b)(3) but denied their request that the class also be certified pursuant to Rule 23(b)(1). In addition, the August 15,2012 Order appointed class representatives and class counsel. The defendants have filed a notice of appeal with the Alabama Supreme Court and the plaintiffs have filed a notice of cross-appeal. The proceedings in the trial court are stayed by statute pending a decision on the appeal and cross-appeal by the Alabama Supreme Court.

Various lawsuits have been filed alleging that Caremark has violated applicable antitrust laws in establishing and maintaining retail pharmacy networks for client health plans. In August 2003, Bellevue Drug Co., Robert Schreiber, Inc. d/b/a Burns Pharmacy and Rehn-Huerbinger Drug Co. d/b/a Parkway Drugs #4, together with Pharmacy Freedom Fund and the National Community Pharmacists Association filed a putative class action against Caremark in Pennsylvania federal court, seeking treble damages and injunctive relief. This case was initially sent to arbitration based on the contract terms between the pharmacies and Caremark. In October 2003, two independent pharmacies, North Jackson Pharmacy, Inc. and C&C, Inc. d/b/a Big C Discount Drugs, Inc., filed a putative class action complaint in Alabama federal court against Caremark and two PBM competitors, seeking treble damages and injunctive relief. The North Jackson Pharmacy case against two of the Caremark entities named as defendants was transferred to Illinois federal court, and the case against a separate Caremark entity was sent to arbitration based on contract terms between the pharmacies and Caremark. The Bellevue arbitration was then stayed by the parties pending developments in the North Jackson Pharmacy court case.

In August 2006, the Bellevue case and the North Jackson Pharmacy case were both transferred to Pennsylvania federal court by the Judicial Panel on Multidistrict Litigation for coordinated and consolidated proceedings with other cases before the panel, including cases against other PBMs. Caremark appealed the decision which vacated an order compelling arbitration and staying the proceedings in the Bellevue case and, following the appeal, the Court of Appeals reinstated the order compelling arbitration of the Bellevue case. Following remand, plaintiffs in the Bellevue case sought dismissal of their complaint to permit an immediate appeal of the reinstated order compelling arbitration and pursued an appeal to the Circuit Court of Appeals. In November 2012, the Circuit Court reversed the district court ruling and directed the parties to proceed in federal court. Motions for class certification in the coordinated cases within the multidistrict litigation, including the North Jackson Pharmacy case, remain pending. The consolidated action is now known as the In Re Pharmacy Benefit Managers Antitrust Litigation.

In November 2009, a securities class action lawsuit was filed in the United States District Court for the District of Rhode Island purportedly on behalf of purchasers of the Company’s stock between May 5, 2009 and November 4, 2009. The lawsuit names the Company and certain officers as defendants and includes allegations of securities fraud relating to public disclosures made by the Company concerning the PBM business and allegations of insider trading. In addition, a shareholder derivative lawsuit was filed in December 2009 in the same court against the directors and certain officers of the Company. A derivative lawsuit is a lawsuit filed by a shareholder purporting to assert claims on behalf of a corporation against directors and officers of the corporation. This lawsuit, which was stayed pending developments in the related securities class action, includes allegations of, among other things, securities fraud, insider trading and breach of fiduciary duties and further alleges that the Company was damaged by the purchase of stock at allegedly inflated prices under its share repurchase program. In January 2011, both lawsuits were transferred to the United States District Court for the District of New Hampshire. In June 2012, the court granted the Company’s motion to dismiss the securities class action. The plaintiffs subsequently filed a notice of appeal of the Court’s ruling on the motion to dismiss, and the appeal is pending. The derivative lawsuit will remain stayed pending the outcome of the appeal of the securities class action.

In March 2010, the Company learned that various State Attorneys General offices and certain other government agencies were conducting a multi-state investigation of certain of the Company’s business practices similar to those being investigated at that time by the U.S. Federal Trade Commission (“FTC”). Twenty-eight states, the District of Columbia and the County of Los Angeles are known to be participating in this investigation. The prior FTC investigation, which commenced in August 2009, was officially concluded in May 2012 when the consent order entered into between the FTC and the Company became final. The Company continues to cooperate in the multi-state investigation.

In March 2010, the Company received a subpoena from the OIG requesting information about programs under which the Company has offered customers remuneration conditioned upon the transfer of prescriptions for drugs or medications to our pharmacies in the form of gift cards, cash, non-prescription merchandise or discounts or coupons for non-prescription merchandise. The subpoena relates to an investigation of possible false or otherwise improper claims for payment under the Medicare and Medicaid programs. The Company has been providing documents and other information in response to this request for information.

The Company received a subpoena from the U.S. Securities and Exchange Commission (“SEC”) in February 2011 and has subsequently received additional subpoenas and other requests for information. The SEC’s requests relate to, among other things, public disclosures made by the Company during 2009, transactions in the Company’s securities by certain officers and employees of the Company during 2009 and the purchase accounting for the Longs Drug Stores acquisition. The Company has been providing documents and other information as requested by the SEC.

In January 2012, the United States District Court for the Eastern District of Pennsylvania unsealed a first amended qui tam complaint filed in August 2011 by an individual relator, who is described in the complaint as having once been employed by a firm providing pharmacy prescription benefit audit and recovery services. The complaint seeks monetary damages and alleges that Caremark’s processing of Medicare claims on behalf of one of its clients violated the federal false claims act. The United States, acting through the U.S. Attorney’s Office in Philadelphia, Pennsylvania, declined to intervene in the lawsuit. Caremark filed a motion to dismiss the amended complaint and the DOJ filed a Statement of Interest with regard to Caremark’s motion to dismiss.  In December 2012, the court denied Caremark’s motion to dismiss the amended complaint.

In January 2012, the Company received a subpoena from OIG requesting information about its Health Savings Pass program, a prescription drug discount program for uninsured or under insured individuals, in connection with an investigation of possible false or otherwise improper claims for payment involving HHS programs. In February 2012, the Company also received a civil investigative demand from the Office of the Attorney General of the State of Texas requesting a copy of information produced under this OIG subpoena and other information related to prescription drug claims submitted by our pharmacies to Texas Medicaid for reimbursement. The Company has been providing documents and other information in response to this request for information.

A purported shareholder derivative action was filed on behalf of nominal defendant CVS Caremark Corporation against certain of the Company’s officers and members of its Board of Directors. The action was originally filed in June 2012 and, after the court granted leave to amend the original fling, an amended complaint was filed in November 2012. The amended complaint alleges a single claim for breach of fiduciary duty relating to the Company’s alleged failure to properly implement internal regulatory controls to comply with the Controlled Substances Act and the Combat Methamphetamine Epidemic Act.

In November 2012, the Company received a subpoena from the OIG requesting information concerning automatic refill programs used by pharmacies to refill prescriptions for customers. The Company is cooperating and will be providing documents and other information in response to this request for information.

Effective January 15, 2013, CMS imposed intermediate sanctions on the Company’s SilverScript Medicare Part D PDP, consisting of immediate suspension of further plan enrollment and marketing activities. The sanctions relate to the Company’s compliance with certain Medicare Part D requirements and do not affect the enrollment status of the Company’s current PDP enrollees. CMS has granted a limited waiver of these sanctions to allow the Company’s PDP to continue to enroll eligible retirees of existing employer clients into its SilverScript plans and into employer group waiver plans to fulfill the Company’s commitments to implement and provide employer group waiver plan services. This limited waiver currently extends through April 30, 2013, and CMS has advised the Company that it will consider further extensions of the waiver on a rolling basis. At the beginning of the 2013 Medicare Part D plan year, the Company implemented an enrollment systems conversion process and other actions to consolidate its PDP plans. These consolidation efforts have impacted the enrollment and coverage determination services the Company provides to PDP enrollees. The Company is cooperating with CMS to address the service issues resulting from the Company’s plan consolidation efforts and to develop and implement a corrective action plan to resolve and remove the sanctions. The Company cannot predict how long the sanctions will remain in effect or the scope of corrective action or other remedial actions that CMS may require in order for the sanctions to be removed.

The Company is also a party to other legal proceedings and inquiries arising in the normal course of its business, none of which is expected to be material to the Company. The Company can give no assurance, however, that its business, financial condition and results of operations will not be materially adversely affected, or that the Company will not be required to materially change its business practices, based on: (i) future enactment of new health care or other laws or regulations; (ii) the interpretation or application of existing laws or regulations as they may relate to our business, the pharmacy services, retail pharmacy or retail clinic industries or to the health care industry generally; (iii) pending or future federal or state governmental investigations of our business or the pharmacy services, retail pharmacy or retail clinic industry or of the health care industry generally; (iv) institution of government enforcement actions against us; (v) adverse developments in any pending qui tam lawsuit against us, whether sealed or unsealed, or in any future qui tam lawsuit that may be filed against us; or (vi) adverse developments in other pending or future legal proceedings against us or affecting the pharmacy services, retail pharmacy or retail clinic industry or the health care industry generally.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
Segment Reporting

14          Segment Reporting

The Company currently has three reportable segments: Pharmacy Services, Retail Pharmacy and Corporate.

The Company evaluates its Pharmacy Services and Retail Pharmacy segment performance based on net revenue, gross profit and operating profit before the effect of certain intersegment activities and charges. The Company evaluates the performance of its Corporate Segment based on operating expenses before the effect of discontinued operations and certain intersegment activities and charges. See Note 1 for a description of the Pharmacy Services, Retail Pharmacy and Corporate segments and related significant accounting policies.

The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2012:
Net revenues	$73,444	$63,654	$—	$(13,965)	$123,133
Gross profit	3,808	19,109	—	(411)	22,506
Operating profit	2,679	5,654	(694)	(411)	7,228
Depreciation and amortization	517	1,153	83	—	1,753
Total assets	36,057	29,183	1,408	(736)	65,912
Goodwill	19,646	6,749	—	—	26,395
Additions to property and equipment	422	1,555	53	—	2,030
2011:
Net revenues	$58,874	$59,599	$—	$(11,373)	$107,100
Gross profit	3,279	17,468	—	(186)	20,561
Operating profit	2,220	4,912	(616)	(186)	6,330
Depreciation and amortization	433	1,060	75	—	1,568
Total assets	35,704	28,323	1,121	(605)	64,543
Goodwill	19,657	6,801	—	—	26,458
Additions to property and equipment	461	1,353	58	—	1,872
2010:
Net revenues	$47,145	$57,345	$—	$(8,712)	$95,778
Gross profit	3,315	17,039	—	(135)	20,219
Operating profit	2,361	4,537	(626)	(135)	6,137
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005

(1)         Net revenues of the Pharmacy Services Segment include approximately $8.4 billion, $7.9 billion and $6.6 billion of Retail co-payments for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)         Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services Segment clients use Retail Pharmacy Segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy Segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services Segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy Segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $3.4 billion, $2.6 billion and $1.8 billion for the years ended December 31, 2012, 2011 and 2010, respectively; gross profit and operating profit of $411 million, $186 million and $135 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share
Earnings Per Common Share

15                   Earnings Per Common Share

The following is a reconciliation of basic and diluted earnings per common share for the respective years:

In millions, except per share amounts	2012	2011	2010
Numerator for earnings per common share calculation:
Income from continuing operations	$3,882	$3,488	$3,422
Net loss attributable to noncontrolling interest	2	4	3
Income from continuing operations attributable to CVS Caremark, basic	3,884	3,492	3,425
Income (loss) from discontinued operations, net of tax	(7)	(31)	2
Net income attributable to CVS Caremark, basic and diluted	$3,877	$3,461	$3,427
Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,271	1,338	1,367
Stock options	8	8	8
Restricted stock units	1	1	2
Weighted average common shares, diluted	1,280	1,347	1,377
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.06	$2.61	$2.51
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.05	$2.59	$2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.03	$2.59	$2.49
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.03	$2.57	$2.49

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

16                   Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2012:
Net revenues	$30,798	$30,714	$30,227	$31,394	$123,133
Gross profit	5,113	5,449	5,647	6,297	22,506
Operating profit	1,404	1,708	1,814	2,302	7,228
Income from continuing operations	776	966	1,011	1,129	3,882
Loss from discontinued operations, net of tax	(1)	(1)	(5)	—	(7)
Net income	775	965	1,006	1,129	3,875
Net loss attributable to noncontrolling interest	1	1	—	—	2
Net income attributable to CVS Caremark	$776	$966	$1,006	$1,129	$3,877
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.60	$0.76	$0.80	$0.91	$3.06
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.60	$0.76	$0.80	$0.91	$3.05
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.03
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.03
Dividends per common share	$0.1625	$0.1625	$0.1625	$0.1625	$0.6500
Stock price: (New York Stock Exchange)
High	$45.88	$46.93	$48.69	$49.80	$49.80
Low	$41.01	$43.08	$43.65	$44.33	$41.01

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2011:
Net revenues	$25,695	$26,414	$26,674	$28,317	$107,100
Gross profit	4,742	5,086	5,178	5,555	20,561
Operating profit	1,305	1,484	1,584	1,957	6,330
Income from continuing operations	709	813	867	1,099	3,488
Income (loss) from discontinued operations, net of tax	3	2	—	(36)	(31)
Net income	712	815	867	1,063	3,457
Net loss attributable to noncontrolling interest	1	1	1	1	4
Net income attributable to CVS Caremark	$713	$816	$868	$1,064	$3,461
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.61
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.82	$2.59
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.59
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.81	$2.57
Dividends per common share	$0.125	$0.125	$0.125	$0.125	$0.500
Stock price: (New York Stock Exchange)
High	$35.95	$39.50	$38.82	$41.35	$41.35
Low	$32.08	$34.21	$31.30	$32.28	$31.30

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Principles of consolidation

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of estimates

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair value hierarchy

Fair value hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

·          Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

·          Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

·          Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and cash equivalents

Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper and time deposits, as well as other debt securities that are classified as cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-term investments

Short-term investments - The Company’s short-term investments consist of certificate of deposits with initial maturities of greater than three months when purchased. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at historical cost, which approximated fair value at December 31, 2012 and 2011.

Fair value of financial instruments

Fair value of financial instruments - As of December 31, 2012, the Company’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and short-term debt. Due to the short-term nature of these instruments, the Company’s carrying value approximates fair value. The carrying amount and estimated fair value of total long-term debt was $9.1 billion and $10.8 billion, respectively, as of December 31, 2012. The fair value of the Company’s long-term debt was estimated based on quoted rates currently offered in active markets for the Company’s debt, which is considered Level 1 of the fair value hierarchy. The Company had outstanding letters of credit, which guaranteed foreign trade purchases, with a fair value of $4.9 million as of December 31, 2012. There were no outstanding derivative financial instruments as of December 31, 2012 and 2011.

Accounts receivable

Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes trade amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies and governmental agencies), clients and members, as well as vendors and manufacturers.

The activity in the allowance for doubtful trade accounts receivable is as follows:

	Year Ended December 31,
In millions	2012	2011	2010
Beginning balance	$189	$182	$224
Additions charged to bad debt expense	149	129	73
Write-offs charged to allowance	(95)	(122)	(115)
Ending balance	$243	$189	$182

Inventories

Inventories - Prior to 2012, inventories were stated at the lower of cost or market on a first-in, first-out basis using the retail inventory method in the retail pharmacy stores, the weighted average cost method in the mail service and specialty pharmacies, and the cost method on a first-in, first-out basis in the distribution centers. Effective January 1, 2012, the Company changed its methods of accounting for prescription drug inventories in the RPS to the weighted average cost method. See Note 2 for additional information regarding the accounting change. Physical inventory counts are taken on a regular basis in each store and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and equipment

Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

The following are the components of property and equipment at December 31:

In millions	2012	2011
Land	$1,429	$1,295
Building and improvements	2,614	2,404
Fixtures and equipment	7,928	7,582
Leasehold improvements	3,105	3,021
Software	1,230	1,098
	16,306	15,400
Accumulated depreciation and amortization	(7,674)	(6,933)
	$8,632	$8,467

The gross amount of property and equipment under capital leases was $219 million and $211 million as of December 31, 2012 and 2011, respectively. Amortization of property and equipment under capital lease is included within depreciation expense. Depreciation expense totaled $1.3 billion, $1.1 billion and $1.0 billion in 2012, 2011 and 2010, respectively.

Goodwill and other indefinitely-lived assets

Goodwill and other indefinitely-lived assets - Goodwill and other indefinitely-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary. See Note 5 for additional information on goodwill and other indefinitely-lived assets.

Intangible assets

Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 10 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease. See Note 5 for additional information about intangible assets.

Impairment of long-lived assets	Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets for impairment at the lowest level at which individual cash flows can be identified, whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If indicators of impairment are present, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s estimated future cash flows (discounted and with interest charges).
Redeemable noncontrolling interest

Redeemable noncontrolling interest — Through June 29, 2012, the Company had an approximately 60% ownership interest in Generation Health, Inc. (“Generation Health”) and consolidated Generation Health in its consolidated financial statements. The nonemployee noncontrolling shareholders of Generation Health held put rights for the remaining interest in Generation Health that if exercised would require the Company to purchase the remaining interest in Generation Health in 2015 for a minimum of $26 million and a maximum of $159 million, depending on certain financial metrics of Generation Health in 2014. Since the noncontrolling shareholders of Generation Health had a redemption feature as a result of the put rights, the Company had classified the redeemable noncontrolling interest in Generation Health in the mezzanine section of the consolidated balance sheet outside of shareholders’ equity. On June 29, 2012, the Company acquired the remaining 40% interest in Generation Health from minority shareholders and employee option holders for $26 million and $5 million, respectively, for a total of $31 million.

The following is a reconciliation of the changes in the redeemable noncontrolling interest:

In millions	2012	2011	2010
Beginning balance	$30	$34	$37
Net loss attributable to noncontrolling interest	(2)	(4)	(3)
Purchase of noncontrolling interest	(26)	—	—
Reclassification to capital surplus in connection with purchase of noncontrolling interest	(2)	—	—
Ending balance	$—	$30	$34

Revenue recognition

Revenue Recognition

Pharmacy Services Segment - The PSS sells prescription drugs directly through its mail service pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenue from prescription drugs sold by its mail service pharmacies and under retail pharmacy network contracts where it is the principal using the gross method at the contract prices negotiated with its clients. Net revenues include: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see “Drug Discounts” below), (ii) the price paid to the PSS by client plan members for mail order prescriptions (“Mail Co-Payments”) and the price paid to retail network pharmacies by client plan members for retail prescriptions (“Retail Co-Payments”), and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below.

Revenue is recognized when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The following revenue recognition policies have been established for the PSS:

·          Revenues generated from prescription drugs sold by mail service pharmacies are recognized when the prescription is shipped. At the time of shipment, the PSS has performed substantially all of its obligations under its client contracts and does not experience a significant level of returns or reshipments.

·          Revenues generated from prescription drugs sold by third party pharmacies in the PSS’s retail pharmacy network and associated administrative fees are recognized at the PSS’s point-of-sale, which is when the claim is adjudicated by the PSS’s online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The PSS’s obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS’s responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the prescriber prior to dispensing, suggesting clinically appropriate generic alternatives where appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments, management believes that all of the other indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, revenue is recognized using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. Rebates are paid to clients in accordance with the terms of client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to clients is included in “Claims and discounts payable” in the accompanying consolidated balance sheets.

Medicare Part D - The PSS participates in the Federal Government’s Medicare Part D program as a Prescription Drug Plan (“PDP”). Net revenues include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services (“CMS”). The insurance premiums include a direct premium paid by CMS and a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, net revenues include co-payments, coverage gap benefits, deductibles and co-insurance (collectively, the “Member Co-Payments”) related to PDP members’ actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in net revenues. The Company assumes no risk for these amounts. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document).

Retail Pharmacy Segment - The RPS recognizes revenue from the sale of merchandise (other than prescription drugs) at the time the merchandise is purchased by the retail customer. Revenue from the sale of prescription drugs is recognized at the time the prescription is filled as opposed to upon delivery as required under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 605, Revenue Recognition. For substantially all prescriptions, the fill date and the delivery date occur in the same reporting period. The effect on both revenue and income of recording prescription drug sales upon fill as opposed to delivery is immaterial. Customer returns are not material. Revenue generated from the performance of services in the RPS’s health care clinics is recognized at the time the services are performed.

See Note 14 for additional information about the revenues of the Company’s business segments.

Cost of revenues

Cost of revenues

Pharmacy Services Segment - The PSS’ cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs, and (iii) the operating costs of its mail service pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from the PSS’ mail service pharmacies, net of any volume-related or other discounts (see “Drug Discounts” previously in this document) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS’ retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail Pharmacy Segment - The RPS’ cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses. See Note 14 for additional information about the cost of revenues of the Company’s business segments.

Vendor allowances and purchase discounts

Vendor allowances and purchase discounts

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS’ contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination, of the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices, or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS’ results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contract if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of “Cost of revenues”.

Retail Pharmacy Segment - Vendor allowances received by the RPS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance

Insurance - The Company is self-insured for certain losses related to general liability, workers’ compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company’s self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company’s historical claims experience.

Facility opening and closing costs

Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense. The long-term portion of the lease obligations associated with facility closings was $288 million and $327 million in 2012 and 2011, respectively.

Advertising costs

Advertising costs - Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were $221 million, $211 million and $234 million in 2012, 2011 and 2010, respectively.

Interest expense, net

Interest expense, net - Interest expense, net of capitalized interest, was $561 million, $588 million and $539 million, and interest income was $4 million, $4 million and $3 million in 2012, 2011 and 2010, respectively. Capitalized interest totaled $29 million, $37 million and $47 million in 2012, 2011 and 2010, respectively.

Shares held in trust

Shares held in trust - The Company maintains grantor trusts, which held approximately 1 and 2 million shares of its common stock at December 31, 2012 and 2011, respectively. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated other comprehensive loss

Accumulated other comprehensive loss - Accumulated other comprehensive loss consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, and unrealized losses on derivatives. The amount included in accumulated other comprehensive loss related to the Company’s pension and postretirement plans was $268 million pre-tax ($165 million after-tax) as of December 31, 2012 and $250 million pre-tax ($152 million after-tax) as of December 31, 2011. The net impact on cash flow hedges totaled $26 million pre-tax ($16 million after-tax) and $32 million pre-tax ($20 million after-tax) as of December 31, 2012 and 2011, respectively.

Stock-based compensation

Stock-based compensation - Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method. Stock-based compensation is included in operating expenses.

Income taxes

Income taxes - The Company provides for income taxes currently payable, as well as for those deferred because of timing differences between reported income and expenses for financial statement purposes versus income tax return purposes. Income tax credits are recorded as a reduction of income taxes. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. Deferred income tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in income tax rates is recognized as income or expense in the period of the change.

Earnings per common share

Earnings per common share - Basic earnings per common share is computed by dividing: (i) net earnings by (ii) the weighted average number of common shares outstanding during the year (the “Basic Shares”).

Diluted earnings per common share is computed by dividing: (i) net earnings by (ii) Basic Shares plus the additional shares that would be issued assuming that all dilutive stock awards are exercised. Options to purchase 5.9 million, 30.5 million and 34.3 million shares of common stock were outstanding as of December 31, 2012, 2011 and 2010, respectively, but were not included in the calculation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Activity in allowance for doubtful trade accounts receivable

	Year Ended December 31,
In millions	2012	2011	2010
Beginning balance	$189	$182	$224
Additions charged to bad debt expense	149	129	73
Write-offs charged to allowance	(95)	(122)	(115)
Ending balance	$243	$189	$182

Components of property and equipment

In millions	2012	2011
Land	$1,429	$1,295
Building and improvements	2,614	2,404
Fixtures and equipment	7,928	7,582
Leasehold improvements	3,105	3,021
Software	1,230	1,098
	16,306	15,400
Accumulated depreciation and amortization	(7,674)	(6,933)
	$8,632	$8,467

Reconciliation of the changes in the redeemable noncontrolling interest

In millions	2012	2011	2010
Beginning balance	$30	$34	$37
Net loss attributable to noncontrolling interest	(2)	(4)	(3)
Purchase of noncontrolling interest	(26)	—	—
Reclassification to capital surplus in connection with purchase of noncontrolling interest	(2)	—	—
Ending balance	$—	$30	$34

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Summary of results of discontinued operations

	Year Ended December 31,
In millions	2012	2011	2010
Net revenues of TheraCom	$—	$650	$635

Income from operations of TheraCom	$—	$18	$28
Gain on disposal of TheraCom	—	53	—
Loss on disposal of Linens ‘n Things	(12)	(7)	(24)
Income tax benefit (provision)	5	(95)	(2)
Income (loss) from discontinued operations, net of tax	$(7)	$(31)	$2

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles
Summary of the Company's intangible assets

	2012			2011
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,745	(2,812)	2,933	5,427	(2,386)	3,041
Favorable leases and other	802	(380)	422	769	(339)	430
	$12,945	$(3,192)	$9,753	$12,594	$(2,725)	$9,869

Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Borrowing and Credit Agreements
Summary of the Company's borrowings

In millions	2012	2011
Commercial paper	$690	$750
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	421	700
5.75% senior notes due 2017	1,310	1,750
6.6% senior notes due 2019	394	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	550
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities	—	50
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	950
Enhanced Capital Advantage Preferred Securities due 2062(1)	41	42
2.75% senior notes due 2022	1,250	—
Mortgage notes payable	1	4
Capital lease obligations	171	168
	9,828	10,014

Less:
Short-term debt (commercial paper)	(690)	(750)
Current portion of long-term debt	(5)	(56)
	$9,133	$9,208

(1)         The Enhanced Capital Advantage Preferred Securities (“ECAPS”) had a stated rate of interest of 6.302% through June 1, 2012, at which time the rate converted to a variable rate which was 2.59% at December 31, 2012.

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Summary of net rental expense for operating leases
In millions	2012	2011	2010
Minimum rentals	$2,165	$2,087	$2,001
Contingent rentals	48	49	53
	2,213	2,136	2,054
Less: sublease income	(20)	(19)	(19)
	$2,193	$2,117	$2,035

Summary of future minimum lease payments under capital and operating leases

The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2012:

In millions	Capital Leases	Operating Leases(1)
2013	$20	$2,261
2014	21	2,078
2015	21	2,019
2016	21	1,944
2017	21	1,858
Thereafter	232	17,436
Total future lease payments	336	$27,596
Less: imputed interest	(165)
Present value of capital lease obligations	$171

(1)         Future operating lease payments have not been reduced by minimum sublease rentals of $263 million due in the future under noncancelable subleases.

Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Incentive Plans
Summary of the assumptions used to value the ESPP awards

	2012	2011	2010
Dividend yield (1)	0.73%	0.69%	0.57%
Expected volatility(2)	22.88%	20.42%	32.58%
Risk-free interest rate(3)	0.10%	0.15%	0.21%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$9.22	$7.21	$7.31

(1)         The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)         The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)         The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)         The expected life is based on the semi-annual purchase period.

Summary of the restricted stock unit and restricted share award activity

The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2012:

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	2,606	$32.80
Granted	1,811	44.80
Vested	(1,917)	43.10
Forfeited	(150)	37.77
Nonvested at end of year	2,350	$33.32

Black-Scholes option pricing model, assumptions

	2012	2011	2010
Dividend yield (1)	1.44%	1.43%	1.00%
Expected volatility(2)	32.49%	32.62%	33.15%
Risk-free interest rate(3)	0.84%	1.81%	1.85%
Expected life (in years)(4)	4.7	4.7	4.3
Weighted-average grant date fair value	$11.12	$9.19	$9.49

(1)         The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)         The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)         The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)         The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Summary of the Company's stock option activity

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	59,107	$33.40	4.11	$439,671,000
Granted	8,759	$45.02	—	—
Exercised	(24,978)	$32.29	—	—
Forfeited	(1,511)	$35.80	—	—
Expired	(448)	$25.29	—	—
Outstanding at December 31, 2012	40,929	$36.57	4.34	$482,249,000
Exercisable at December 31, 2012	18,875	$34.23	2.99	$266,505,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of income tax provision for continuing operations

In millions	2012	2011	2010
Current:
Federal	$2,226	$1,807	$1,884
State	410	338	344
	2,636	2,145	2,228

Deferred:
Federal	(177)	101	(44)
State	(18)	12	(5)
	(195)	113	(49)
Total	$2,441	$2,258	$2,179

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations
	2012	2011	2010
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.9	3.9	4.1
Other	(0.3)	0.4	(0.2)
Effective income tax rate	38.6%	39.3%	38.9%

Summary of the significant components of the Company's deferred tax assets and liabilities

In millions	2012	2011
Deferred tax assets:
Lease and rents	$336	$325
Inventories	141	77
Employee benefits	202	253
Allowance for doubtful accounts	137	112
Retirement benefits	115	114
Net operating losses	5	6
Other	400	315
Total deferred tax assets	1,336	1,202
Deferred tax liabilities:
Depreciation and amortization	(4,457)	(4,552)
Net deferred tax liabilities	$(3,121)	$(3,350)

Schedule of net deferred tax assets (liabilities)
In millions	2012	2011
Deferred tax assets—current	$663	$503
Deferred tax liabilities—noncurrent	(3,784)	(3,853)
Net deferred tax liabilities	$(3,121)	$(3,350)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

In millions	2012	2011	2010
Beginning balance	$38	$35	$61
Additions based on tax positions related to the current year	15	3	1
Additions based on tax positions related to prior years	42	13	2
Reductions for tax positions of prior years	(2)	—	(10)
Expiration of statutes of limitation	(12)	(7)	(16)
Settlements	(1)	(6)	(3)
Ending balance	$80	$38	$35

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting
Reconciliation of the Company's business segments to the consolidated financial statements

In millions	Pharmacy Services Segment(1)(2)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2012:
Net revenues	$73,444	$63,654	$—	$(13,965)	$123,133
Gross profit	3,808	19,109	—	(411)	22,506
Operating profit	2,679	5,654	(694)	(411)	7,228
Depreciation and amortization	517	1,153	83	—	1,753
Total assets	36,057	29,183	1,408	(736)	65,912
Goodwill	19,646	6,749	—	—	26,395
Additions to property and equipment	422	1,555	53	—	2,030
2011:
Net revenues	$58,874	$59,599	$—	$(11,373)	$107,100
Gross profit	3,279	17,468	—	(186)	20,561
Operating profit	2,220	4,912	(616)	(186)	6,330
Depreciation and amortization	433	1,060	75	—	1,568
Total assets	35,704	28,323	1,121	(605)	64,543
Goodwill	19,657	6,801	—	—	26,458
Additions to property and equipment	461	1,353	58	—	1,872
2010:
Net revenues	$47,145	$57,345	$—	$(8,712)	$95,778
Gross profit	3,315	17,039	—	(135)	20,219
Operating profit	2,361	4,537	(626)	(135)	6,137
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005

(1)         Net revenues of the Pharmacy Services Segment include approximately $8.4 billion, $7.9 billion and $6.6 billion of Retail co-payments for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)         Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services Segment clients use Retail Pharmacy Segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy Segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services Segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy Segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $3.4 billion, $2.6 billion and $1.8 billion for the years ended December 31, 2012, 2011 and 2010, respectively; gross profit and operating profit of $411 million, $186 million and $135 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share
Reconciliation of basic and diluted earnings per common share

In millions, except per share amounts	2012	2011	2010
Numerator for earnings per common share calculation:
Income from continuing operations	$3,882	$3,488	$3,422
Net loss attributable to noncontrolling interest	2	4	3
Income from continuing operations attributable to CVS Caremark, basic	3,884	3,492	3,425
Income (loss) from discontinued operations, net of tax	(7)	(31)	2
Net income attributable to CVS Caremark, basic and diluted	$3,877	$3,461	$3,427
Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,271	1,338	1,367
Stock options	8	8	8
Restricted stock units	1	1	2
Weighted average common shares, diluted	1,280	1,347	1,377
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.06	$2.61	$2.51
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.05	$2.59	$2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.03	$2.59	$2.49
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.03	$2.57	$2.49

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2012:
Net revenues	$30,798	$30,714	$30,227	$31,394	$123,133
Gross profit	5,113	5,449	5,647	6,297	22,506
Operating profit	1,404	1,708	1,814	2,302	7,228
Income from continuing operations	776	966	1,011	1,129	3,882
Loss from discontinued operations, net of tax	(1)	(1)	(5)	—	(7)
Net income	775	965	1,006	1,129	3,875
Net loss attributable to noncontrolling interest	1	1	—	—	2
Net income attributable to CVS Caremark	$776	$966	$1,006	$1,129	$3,877
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.60	$0.76	$0.80	$0.91	$3.06
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.60	$0.76	$0.80	$0.91	$3.05
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.03
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.03
Dividends per common share	$0.1625	$0.1625	$0.1625	$0.1625	$0.6500
Stock price: (New York Stock Exchange)
High	$45.88	$46.93	$48.69	$49.80	$49.80
Low	$41.01	$43.08	$43.65	$44.33	$41.01

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2011:
Net revenues	$25,695	$26,414	$26,674	$28,317	$107,100
Gross profit	4,742	5,086	5,178	5,555	20,561
Operating profit	1,305	1,484	1,584	1,957	6,330
Income from continuing operations	709	813	867	1,099	3,488
Income (loss) from discontinued operations, net of tax	3	2	—	(36)	(31)
Net income	712	815	867	1,063	3,457
Net loss attributable to noncontrolling interest	1	1	1	1	4
Net income attributable to CVS Caremark	$713	$816	$868	$1,064	$3,461
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.61
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.82	$2.59
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.59
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.81	$2.57
Dividends per common share	$0.125	$0.125	$0.125	$0.125	$0.500
Stock price: (New York Stock Exchange)
High	$35.95	$39.50	$38.82	$41.35	$41.35
Low	$32.08	$34.21	$31.30	$32.28	$31.30

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012 segment
Significant Accounting Policies
Number of segments	3
Pharmacy Services Segment
Segment reporting information
Number of pharmacies	67,000
Number of conditions for integrated disease management	17
Number of states pharmacies operated	22
Pharmacy Services Segment | Specialty stores
Segment reporting information
Number of pharmacies	31
Pharmacy Services Segment | Specialty mail order
Segment reporting information
Number of pharmacies	12
Pharmacy Services Segment | Mail service
Segment reporting information
Number of pharmacies	5
Retail Pharmacy Segment
Segment reporting information
Number of states pharmacies operated	42
Number of drugstores	7,458
Retail Pharmacy Segment | MinuteClinic within CVS Pharmacy Stores
Segment reporting information
Number of drugstores	633
Retail Pharmacy Segment | MinuteClinic
Segment reporting information
Number of drugstores	640
Retail Pharmacy Segment | CVS/pharmacy
Segment reporting information
Number of drugstores	7,402

Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instruments
Carrying amount of long-term debt	$ 9,100,000,000
Estimated fair value of long-term debt	10,800,000,000
Fair value of outstanding letters of credit	4,900,000
Activity in the allowance for doubtful trade accounts receivable
Beginning balance	189,000,000	182,000,000	224,000,000
Additions charged to bad debt expense	149,000,000	129,000,000	73,000,000
Write-offs charged to allowance	(95,000,000)	(122,000,000)	(115,000,000)
Ending balance	243,000,000	189,000,000	182,000,000
Components of property and equipment
Property and equipment, gross	16,306,000,000	15,400,000,000
Accumulated depreciation and amortization	(7,674,000,000)	(6,933,000,000)
Property and equipment, net	8,632,000,000	8,467,000,000
Property and equipment under capital leases	219,000,000	211,000,000
Depreciation expense	1,300,000,000	1,100,000,000	1,000,000,000
Building
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Building improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Leasehold improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Property and equipment, gross	3,105,000,000	3,021,000,000
Land
Components of property and equipment
Property and equipment, gross	1,429,000,000	1,295,000,000
Fixtures and equipment
Components of property and equipment
Property and equipment, gross	7,928,000,000	7,582,000,000
Software
Components of property and equipment
Property and equipment, gross	1,230,000,000	1,098,000,000
Fixtures, equipment and internally developed software
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Building and building improvements
Components of property and equipment
Property and equipment, gross	$ 2,614,000,000	$ 2,404,000,000

Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012 y
Purchased customer contracts and relationships
Intangible assets
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	20
Purchased customer lists
Intangible assets
Estimated useful life, maximum (in years)	10

Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 29, 2012 Generation Health, Inc.	Jun. 30, 2012 Generation Health, Inc.	Dec. 31, 2012 Generation Health, Inc.	Dec. 31, 2011 Generation Health, Inc.	Dec. 31, 2010 Generation Health, Inc.	Dec. 31, 2012 Generation Health, Inc. Minimum	Dec. 31, 2012 Generation Health, Inc. Maximum
Redeemable Noncontrolling Interest
Remaining interest acquired in Generation Health (as a percent)										40.00%
Acquisition from minority interest											$ 26
Acquisition from employee option holders										5
Aggregate acquisition cost of Remaining interest in Generation Health										31
Ownership interest in Generation Health, Inc. (as a percent)												60.00%
2015 purchase price for redeemable noncontrolling interest on exercise of put rights by nonemployee owners															26	159
Reconciliation of the changes in the redeemable noncontrolling interest:
Beginning balance		30					30					30	34	37
Net loss attributable to noncontrolling interest	1	1	1	1	1	1	2	4	3			(2)	(4)	(3)
Purchase of noncontrolling interest												(26)
Reclassification to capital surplus in connection with purchase of noncontrolling interest												(2)
Ending balance			$ 30					$ 30					$ 30	$ 34

Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Facility, opening and closing costs
Long-term portion of lease obligations associated with facility closings	$ 288	$ 327
Advertising costs
Advertising costs, net of vendor funding	221	211	234
Interest expense, net
Interest expense, net of capitalized interest	561	588	539
Interest income	4	4	3
Capitalized interest	29	37	47
Shares held in trust
Shares held in trust, shares	1	2
Accumulated other comprehensive loss
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, pre-tax	268	250
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, after-tax	165	152
Net impact on cash flow hedges, pre-tax	26	32
Net impact on cash flow hedges, after-tax	$ 16	$ 20
Earnings per common share
Common stock outstanding but not included in the calculation of diluted earnings per share (in shares)	5.9	30.5	34.3
Minimum
Stock-Based Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Stock-Based Compensation
Requisite service period of the stock award (in years)	5 years

Changes in Accounting Principle (Details) (Change in methods of valuing prescription drug inventories, USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Jan. 02, 2012
Change in methods of valuing prescription drug inventories
Effect of changes in accounting principle
Percentage of consolidated inventories affected by change in accounting principle			51.00%
Decrease in inventories	$ 146
Increase in current deferred income tax assets	57
Decrease in retained earnings	89
Increase in net income		19
Increase in basic earnings per common share		$ 0.01
Increase in income from continuing operations		$ 19
Increase in diluted earnings per common share		$ 0.01

Business Combinations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 acquisition	Apr. 29, 2011 UAM Medicare Part D Business
Business combinations
Purchase price consideration of acquired entity		$ 1,300,000,000
Fair value of assets acquired		2,400,000,000
Fair value of liabilities assumed		1,100,000,000
Fair value of acquired intangible assets		400,000,000
Fair value of goodwill		$ 1,000,000,000
Number of immaterial acquisitions	2

Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 TheraCom	Dec. 31, 2011 TheraCom	Dec. 31, 2010 TheraCom	Mar. 31, 2012 TheraCom	Dec. 31, 2012 Linens n Things	Dec. 31, 2011 Linens n Things	Dec. 31, 2008 Linens n Things
Discontinued operation disclosures
Proceeds from sale of business										$ 250
Working capital adjustment													7
Net revenues											650	635
Income from operations											18	28
Gain (Loss) on disposal											53			(12)	(7)	(214)
Income tax benefit (provision)							5	(95)	(2)
Income (loss) from discontinued operations, net of tax	$ (5)	$ (1)	$ (1)	$ (36)	$ 2	$ 3	$ (7)	$ (31)	$ 2

Goodwill and Other Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 y acquisition unit	Dec. 31, 2011	Dec. 31, 2010
Intangible assets
Number of reporting units	2
Finite-lived intangible asset, gross carrying amount	$ 26,400,000,000	$ 26,500,000,000
Finite-lived intangible assets weighted average useful life (in years)	13.4
Amortization expense related to finite-lived intangible assets	486,000,000	452,000,000	427,000,000
Anticipated annual amortization expenses
Anticipated annual amortization expenses, 2013	454,000,000
Anticipated annual amortization expenses, 2014	420,000,000
Anticipated annual amortization expenses, 2015	392,000,000
Anticipated annual amortization expenses, 2016	364,000,000
Anticipated annual amortization expenses, 2017	341,000,000
Intangible assets, gross carrying amount	12,945,000,000	12,594,000,000
Finite-lived intangible asset, accumulated amortization	(3,192,000,000)	(2,725,000,000)
Intangible assets, net carrying amount	9,753,000,000	9,869,000,000
Decrease in goodwill	63,000,000
Decrease in goodwill due to realization of tax benefits associated with replacement stock options issued in a 2007 acquisition	11,000,000
Decrease in goodwill due to certain balance sheet adjustments to land and close store reserves related to acquisitions in previous years	52,000,000
Increase in goodwill due to certain immaterial acquisitions	44,000,000
Number of immaterial acquisitions	2
UAM Medicare Part D Business
Anticipated annual amortization expenses
Decrease in goodwill due to acquisition	44,000,000
Customer contracts and relationships and covenants not to compete
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	12.9
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	5,745,000,000	5,427,000,000
Finite-lived intangible asset, accumulated amortization	(2,812,000,000)	(2,386,000,000)
Intangible assets, net carrying amount	2,933,000,000	3,041,000,000
Favorable leases and other
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	17.3
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	802,000,000	769,000,000
Finite-lived intangible asset, accumulated amortization	(380,000,000)	(339,000,000)
Intangible assets, net carrying amount	422,000,000	430,000,000
Trademarks (indefinitely-lived)
Anticipated annual amortization expenses
Indefinite-lived intangible assets	6,400,000,000	6,400,000,000
Intangible assets, gross carrying amount	6,398,000,000	6,398,000,000
Intangible assets, net carrying amount	$ 6,398,000,000	$ 6,398,000,000

Share Repurchase Programs (Details) (USD $) In Billions, unless otherwise specified	1 Months Ended
	Sep. 30, 2012 2012 Repurchase Program	Aug. 31, 2011 2011 Repurchase Program	Jun. 30, 2010 2010 Repurchase Program	Nov. 30, 2009 2009 Repurchase Program
Share repurchase program
Maximum authorization under share repurchase program	$ 6	$ 4	$ 2	$ 2

Share Repurchase Programs (Details 2) (USD $) In Billions, except Share data in Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 2011 and 2012 Share Repurchase	Dec. 31, 2012 2012 Repurchase Program	Dec. 31, 2010 2009 Repurchase Program	Dec. 31, 2011 2010 Repurchase Program	Sep. 30, 2012 September 19, 2012	Sep. 20, 2012 September 19, 2012	Sep. 19, 2012 September 19, 2012	Sep. 30, 2012 November 16, 2012	Dec. 31, 2012 November 16, 2012	Nov. 16, 2012 November 16, 2012	Sep. 20, 2012 November 16, 2012	Sep. 19, 2012 November 16, 2012	Dec. 31, 2011 August 24, 2011	Dec. 31, 2012 August 24, 2011	Aug. 25, 2012 August 24, 2011	Sep. 16, 2011 August 24, 2011	Aug. 25, 2011 August 24, 2011	Aug. 24, 2011 August 24, 2011
Accelerated share repurchases
Amount under ASR agreement entered with Barclays								$ 1.2					$ 1.2						$ 1
Notional purchase price (as a percent)						50.00%			50.00%
Shares repurchased under ASR agreement with Barclays	25.6						12.6				13							20.3
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)						$ 47.71				$ 46.96
Additional shares receivable under ASR agreement with Barclays														1.6
Repurchase of common stock (in shares)		95		42.4	56.4
Repurchase of common stock		4.3		1.5	2
Amount available for repurchases			4.7
Price paid under ASR agreement with Barclays												$ 1.2				$ 1		$ 1
Additional shares repurchased under ASR agreement with Barclays																	5.4
Shares repurchased under ASR agreement with Barclays & placed into treasury stock															27.3

Borrowing and Credit Agreements (Details) (USD $)	12 Months Ended							1 Months Ended										1 Months Ended				1 Months Ended						12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended							12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Commercial paper	Dec. 31, 2011 Commercial paper	Dec. 31, 2012 4.875% senior notes due 2014	Dec. 31, 2011 4.875% senior notes due 2014	May 31, 2010 3.25% senior notes due 2015	Dec. 31, 2012 3.25% senior notes due 2015	Dec. 31, 2011 3.25% senior notes due 2015	May 13, 2010 3.25% senior notes due 2015	Dec. 31, 2012 6.125% senior notes due 2016	Dec. 31, 2011 6.125% senior notes due 2016	Dec. 31, 2012 5.75% senior notes due 2017	Dec. 31, 2011 5.75% senior notes due 2017	Dec. 31, 2012 6.6% senior notes due 2019	Dec. 31, 2011 6.6% senior notes due 2019	May 31, 2010 4.75% senior notes due 2020	Dec. 31, 2012 4.75% senior notes due 2020	Dec. 31, 2011 4.75% senior notes due 2020	May 13, 2010 4.75% senior notes due 2020	May 31, 2011 4.125% senior notes due 2021	Dec. 31, 2012 4.125% senior notes due 2021	Dec. 31, 2011 4.125% senior notes due 2021	May 12, 2011 4.125% senior notes due 2021	Dec. 31, 2012 6.25% senior notes due 2027	Dec. 31, 2011 6.25% senior notes due 2027	Dec. 31, 2012 Trust Preferred Securities	Dec. 31, 2011 Trust Preferred Securities	Apr. 30, 2011 Trust Preferred Securities UAM Medicare Part D Business	Dec. 31, 2012 6.125% senior notes due 2039	Dec. 31, 2011 6.125% senior notes due 2039	May 31, 2011 5.75% senior notes due 2041	Dec. 31, 2012 5.75% senior notes due 2041	Dec. 31, 2011 5.75% senior notes due 2041	May 12, 2011 5.75% senior notes due 2041	Nov. 30, 2012 6.125%, 5.75% and 6.6% senior notes due in 2016, 2017 and 2019, respectively	Dec. 31, 2012 6.125%, 5.75% and 6.6% senior notes due in 2016, 2017 and 2019, respectively	Jul. 31, 2012 Enhanced Capital Advantage Preferred Securities due 2062	Dec. 31, 2011 Enhanced Capital Advantage Preferred Securities due 2062	Dec. 31, 2012 Enhanced Capital Advantage Preferred Securities due 2062	Nov. 30, 2012 2.75% senior notes due 2022	Dec. 31, 2012 2.75% senior notes due 2022	Nov. 26, 2012 2.75% senior notes due 2022	Dec. 31, 2012 Mortgage notes payable	Dec. 31, 2011 Mortgage notes payable	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2012 Unsecured back-up credit facilities	Dec. 31, 2012 Unsecured back-up credit facility expiring on May 2013 y	Dec. 31, 2012 Unsecured back-up credit facility expiring on May 2015 y	Dec. 31, 2012 Unsecured back-up credit facility expiring on February 2017 y	May 31, 2011 2011 Notes	May 31, 2010 2010 Notes
Debt instrument
Total debt	$ 9,828,000,000	$ 10,014,000,000		$ 690,000,000	$ 750,000,000	$ 550,000,000	$ 550,000,000		$ 550,000,000	$ 550,000,000		$ 421,000,000	$ 700,000,000	$ 1,310,000,000	$ 1,750,000,000	$ 394,000,000	$ 1,000,000,000		$ 450,000,000	$ 450,000,000			$ 550,000,000	$ 550,000,000		$ 1,000,000,000	$ 1,000,000,000		$ 50,000,000		$ 1,500,000,000	$ 1,500,000,000		$ 950,000,000	$ 950,000,000					$ 42,000,000	$ 41,000,000		$ 1,250,000,000		$ 1,000,000	$ 4,000,000	$ 171,000,000	$ 168,000,000
Short-term debt (commercial paper)	(690,000,000)	(750,000,000)
Current portion of long-term debt	(5,000,000)	(56,000,000)
Long-term debt	9,133,000,000	9,208,000,000
Debt instrument interest rate stated percentage						4.88%			3.25%		3.25%	6.13%		5.75%		6.60%			4.75%		4.75%		4.13%		4.13%	6.25%					6.13%			5.75%		5.75%					6.30%		2.75%	2.75%
Debt instrument variable interest rate (as a percent)																																									2.59%
Maximum borrowing capacity under unsecured back-up credit facility																																																		1,000,000,000	1,250,000,000	1,250,000,000
Term of unsecured back-up credit facility (in years)																																																		3	4	5
Facility fee under unsecured back-up credit facility (as a percent)																																																	0.05%
Short-term debt, weighted average interest rate (as a percent)	0.35%	0.37%
Long-term debt assumed in connection with business acquisition																														110,000,000
Repayments of long-term debt	1,718,000,000	2,122,000,000	2,103,000,000																									50,000,000	60,000,000
Repurchase of outstanding ECAPS through tender offer																																							1,000,000	958,000,000
Principal amount of unsecured notes issued								550,000,000										450,000,000				550,000,000											950,000,000									1,250,000,000
Proceeds from issuance of long-term debt	1,239,000,000	1,463,000,000	991,000,000																																							1,240,000,000											1,500,000,000	991,000,000
Maximum aggregate principal amount of tender offer																																					1,000,000,000	1,325,000,000
Tender premium on extinguishment of debt																																						332,000,000
Write-off of unamortized deferred financing costs																																						13,000,000
Tender fees on extinguishment of debt																																						3,000,000
Loss on early extinguishment of debt	348,000,000																																					348,000,000
Aggregate maturities of long-term debt:
2013	5,000,000
2014	555,000,000
2015	556,000,000
2016	427,000,000
2017	$ 1,300,000,000

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net rental expense for operating leases
Minimum rentals	$ 2,165	$ 2,087	$ 2,001
Contingent rentals	48	49	53
Gross lease rental expense	2,213	2,136	2,054
Less: sublease income	(20)	(19)	(19)
Net lease rental expense	2,193	2,117	2,035
Future minimum lease payments under capital leases
2013	20
2014	21
2015	21
2016	21
2017	21
Thereafter	232
Total future lease payments	336
Less: imputed interest	(165)
Present value of capital lease obligations	171
Future minimum lease payments under operating leases
2013	2,261
2014	2,078
2015	2,019
2016	1,944
2017	1,858
Thereafter	17,436
Total future lease payments	27,596
Minimum sublease rentals due in future under non-cancelable subleases	263
Proceeds from sale-leaseback transactions	$ 529	$ 592	$ 507
Retail and mail order locations, distribution centers and corporate offices
Operating leased assets
Number of distribution centers leased	10
Retail and mail order locations, distribution centers and corporate offices | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	15
Retail and mail order locations, distribution centers and corporate offices | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	25
Equipment and other assets | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	3
Equipment and other assets | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	10

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans and Other Postretirement Benefits
Employer's contributions under defined contribution plans	$ 199	$ 187	$ 186
Other Postretirement Benefits
Defined benefit plan
Benefit obligation	16	17
Net periodic benefit cost	1	1	1
Actual plan asset allocations
Total Company contributions to multiemployer pension plans	50	47	46
Pension Plans
Defined benefit plan
Number of defined benefit plans	9
Benefit obligation	758	685
Fair value of plan assets	527	463
Actual return on plan assets	62	37
Net periodic benefit cost	31	49	36
Curtailment losses included in net periodic costs	2
Settlements losses included in net periodic costs		25	12
Weighted-average assumptions used to determine net periodic cost
Discount rate (as a percent)	4.00%	4.75%
Expected long-term rate of return on plan assets (as a percent)	7.25%	7.25%	7.25%
Target plan asset allocations
Equity securities target allocation (as a percent)	50.00%
Debt securities target allocation (as a percent)	50.00%
Actual plan asset allocations
Equity securities (as a percent)	50.00%	47.00%
Debt securities (as a percent)	48.00%	51.00%
Money market securities (as a percent)	2.00%	2.00%
Employer's contributions under defined benefit plans	36	92	65
Estimated future employer contributions in next fiscal year	33
Total Company contributions to multiemployer pension plans	$ 12	$ 11	$ 12
Pension Plans | Level 1
Actual plan asset allocations
Actual plan assets (as a percent)	84.00%	82.00%
Pension Plans | Level 2
Actual plan asset allocations
Actual plan assets (as a percent)	16.00%	18.00%
Tax-qualified funded pension plans
Defined benefit plan
Number of defined benefit plans	3
Unfunded nonqualified supplemental retirement plans
Defined benefit plan
Number of defined benefit plans	6
Number of defined benefit plans not frozen in prior periods	2

Stock Incentive Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 y	Dec. 31, 2011 y	Dec. 31, 2010 y
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years
ESPP
Compensation
Compensation expense related to share-based compensation	$ 102	$ 112	$ 127
Recognized tax benefit on compensation expense	33	38	42
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	0.73%	0.69%	0.57%
Expected volatility (as a percent)	22.88%	20.42%	32.58%
Risk-free interest rate (as a percent)	0.10%	0.15%	0.21%
Expected life (in years)	0.5	0.5	0.5
Weighted-average grant date fair value (in dollars per share)	$ 9.22	$ 7.21	$ 7.31
2007 ESPP
Compensation
Maximum number of shares that can be purchased under ESPP	15
Offering period for stock purchase plan (in months)	6 months
Employee purchase price, percentage of fair market value of ordinary shares	85.00%
Shares of common stock purchased for ESPP	2
Average price of shares of common stock purchased for ESPP (in dollars per share)	$ 33.7
Shares of common stock available for issue under ESPP	3
Restricted stock awards
Compensation
Compensation expense related to share-based compensation	$ 30	$ 21	$ 23

Stock Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Grant Date Fair Value
Excess tax benefits from stock-based compensation	$ 28	$ 21	$ 28
Cash received from stock options exercised	836	431	285
Total intrinsic value of options exercised	321	161	118
Restricted stock awards
Compensation
Total fair value of restricted shares vested	81	33	44
Stock option
Compensation
Unrecognized compensation cost related to unvested share-based awards, expected to vest	161
Unrecognized compensation cost related to unvested share-based awards, expected to vest, period of recognition (in years)	2.18
Weighted Average Grant Date Fair Value
Fair value of options vested	386	452	445
Restricted unit and restricted share award
Summary of the restricted unit and restricted share award activity under the ICPs
Nonvested at beginning of year (in shares)	2,606,000
Granted (in shares)	1,811,000
Vested (in shares)	(1,917,000)
Forfeited (in shares)	(150,000)
Nonvested at end of year (in shares)	2,350,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Nonvested at beginning of year (in dollars per share)	$ 32.8
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 44.8
Weighted-Average Grant-Date Fair Value, Vested (in dollars per share)	$ 43.1
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars per share)	$ 37.77
Weighted-Average Grant-Date Fair Value, Nonvested at end of year (in dollars per share)	$ 33.32
Restricted stock units
Compensation
Unrecognized compensation cost related to unvested share-based awards, expected to vest	$ 67
Unrecognized compensation cost related to unvested share-based awards, expected to vest, period of recognition (in years)	2.06
Summary of the restricted unit and restricted share award activity under the ICPs
Granted (in shares)	1,811,000	1,121,000	1,095,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 44.8	$ 34.84	$ 35.25
Options granted prior to 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	10 years
Exercisable period (in years)	4 years
Options granted during and subsequent to fiscal 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	7 years
Exercisable period (in years)	3 years
Options granted at the Beginning of 2011
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	7 years
Exercisable period (in years)	4 years
2010 ICP
Compensation
Number of common shares authorized	74,000,000
Shares available for future grants under the ICP	48,000,000

Stock Incentive Plans (Details 3) (Stock option, USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 y	Dec. 31, 2011 y	Dec. 31, 2010 y
Stock option
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	1.44%	1.43%	1.00%
Expected volatility (as a percent)	32.49%	32.62%	33.15%
Risk-free interest rate (as a percent)	0.84%	1.81%	1.85%
Expected life (in years)	4.7	4.7	4.3
Weighted-average grant date fair value (in dollars per share)	$ 11.12	$ 9.19	$ 9.49
Unrecognized compensation expense related to unvested options	$ 161,000,000
Unrecognized compensation expense related to unvested options, period of recognition (in years)	2.18
Unvested options to vest over the requisite service period	21,000,000
Summary of option activities
Outstanding at the beginning of the period (in shares)	59,107
Granted (in shares)	8,759
Exercised (in shares)	(24,978)
Forfeited (in shares)	(1,511)
Expired (in shares)	(448)
Outstanding at the end of the period (in shares)	40,929	59,107
Options exercisable (in shares)	18,875
Weighted Average Exercise Price
Weighted Average Exercise Price, options outstanding at the beginning of the period (in dollars per share)	$ 33.4
Weighted Average Exercise Price, options granted (in dollars per share)	$ 45.02
Weighted Average Exercise Price, options exercised (in dollars per share)	$ 32.29
Weighted Average Exercise Price, options forfeited (in dollars per share)	$ 35.8
Weighted Average Exercise Price, options expired (in dollars per share)	$ 25.29
Weighted Average Exercise Price, options outstanding at the end of the period (in dollars per share)	$ 36.57	$ 33.4
Weighted Average Exercise Price, options exercisable (in dollars per share)	$ 34.23
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term, options outstanding (in years)	4.34	4.11
Weighted Average Remaining Contractual Term, Options, options exercisable (in years)	2.99
Aggregate Intrinsic Value
Aggregate Intrinsic Value, options outstanding	482,249,000	439,671,000
Aggregate Intrinsic Value, options exercisable	$ 266,505,000

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 2,226	$ 1,807	$ 1,884
State	410	338	344
Total current income tax provision	2,636	2,145	2,228
Deferred:
Federal	(177)	101	(44)
State	(18)	12	(5)
Total deferred income tax provision	(195)	113	(49)
Total	2,441	2,258	2,179
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (as a percent)	3.90%	3.90%	4.10%
Other (as a percent)	(0.30%)	0.40%	(0.20%)
Effective income tax rate (as a percent)	38.60%	39.30%	38.90%
Deferred tax assets:
Lease and rents	336	325
Inventories	141	77
Employee benefits	202	253
Allowance for doubtful accounts	137	112
Retirement benefits	115	114
Net operating losses	5	6
Other	400	315
Total deferred tax assets	1,336	1,202
Deferred tax liabilities:
Depreciation and amortization	(4,457)	(4,552)
Net deferred tax liabilities	(3,121)	(3,350)
Net deferred tax assets (liabilities) presented on the consolidated balance sheets
Deferred tax assets-current	663	503
Deferred tax liabilities-noncurrent	(3,784)	(3,853)
Net deferred tax liabilities	(3,121)	(3,350)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	38	35	61
Additions based on tax positions related to the current year	15	3	1
Additions based on tax positions related to prior years	42	13	2
Reductions for tax positions of prior years	(2)		(10)
Expiration of statutes of limitation	(12)	(7)	(16)
Settlements	(1)	(6)	(3)
Ending balance	80	38	35
Utilization or reduction of the company's reserve for uncertain tax positions over the next twelve months	6
Interest recognized related to unrecognized tax benefits	4	2	3
Accrued interest and penalties related to unrecognized tax benefits	10	8
Unrecognized tax benefits that would impact effective tax rate	$ 61

Commitments and Contingencies (Details) (USD $) In Billions, unless otherwise specified	1 Months Ended		12 Months Ended
	Apr. 30, 2009 item	Oct. 31, 2003 item	Dec. 31, 2012 item
Commitments and Contingencies
Number of store leases guaranteed			74
Number of adjudication platforms under investigation	1		2
Loss contingencies
Number of pharmacies filing putative action		2
Number of competitors against whom putative actions are filed		2
Number of Caremark entities named as defendants		2
Number of states participating in multi-state investigation			28
Number of cases filed by independent pharmacies that were transferred to Illinois federal court			2
Lauriello Lawsuit
Loss contingencies
Lauriello lawsuit, amount sought in compensatory damages			3.2

Segment Reporting (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting
Number of segments									3
Segment reporting information
Net revenues	$ 31,394,000,000	$ 30,227,000,000	$ 30,714,000,000	$ 30,798,000,000	$ 28,317,000,000	$ 26,674,000,000	$ 26,414,000,000	$ 25,695,000,000	$ 123,133,000,000	$ 107,100,000,000	$ 95,778,000,000
Gross profit	6,297,000,000	5,647,000,000	5,449,000,000	5,113,000,000	5,555,000,000	5,178,000,000	5,086,000,000	4,742,000,000	22,506,000,000	20,561,000,000	20,219,000,000
Operating profit (loss)	2,302,000,000	1,814,000,000	1,708,000,000	1,404,000,000	1,957,000,000	1,584,000,000	1,484,000,000	1,305,000,000	7,228,000,000	6,330,000,000	6,137,000,000
Depreciation and amortization									1,753,000,000	1,568,000,000	1,469,000,000
Total assets	65,912,000,000				64,543,000,000				65,912,000,000	64,543,000,000	62,169,000,000
Goodwill	26,395,000,000				26,458,000,000				26,395,000,000	26,458,000,000	25,669,000,000
Additions to property and equipment									2,030,000,000	1,872,000,000	2,005,000,000
Pharmacy Services Segment
Segment reporting information
Net revenues									73,444,000,000	58,874,000,000	47,145,000,000
Gross profit									3,808,000,000	3,279,000,000	3,315,000,000
Operating profit (loss)									2,679,000,000	2,220,000,000	2,361,000,000
Depreciation and amortization									517,000,000	433,000,000	390,000,000
Total assets	36,057,000,000				35,704,000,000				36,057,000,000	35,704,000,000	32,254,000,000
Goodwill	19,646,000,000				19,657,000,000				19,646,000,000	19,657,000,000	18,868,000,000
Additions to property and equipment									422,000,000	461,000,000	234,000,000
Net revenues, retail co-payments									8,400,000,000	7,900,000,000	6,600,000,000
Retail Pharmacy Segment
Segment reporting information
Net revenues									63,654,000,000	59,599,000,000	57,345,000,000
Gross profit									19,109,000,000	17,468,000,000	17,039,000,000
Operating profit (loss)									5,654,000,000	4,912,000,000	4,537,000,000
Depreciation and amortization									1,153,000,000	1,060,000,000	1,016,000,000
Total assets	29,183,000,000				28,323,000,000				29,183,000,000	28,323,000,000	28,927,000,000
Goodwill	6,749,000,000				6,801,000,000				6,749,000,000	6,801,000,000	6,801,000,000
Additions to property and equipment									1,555,000,000	1,353,000,000	1,708,000,000
Corporate Segment
Segment reporting information
Operating profit (loss)									(694,000,000)	(616,000,000)	(626,000,000)
Depreciation and amortization									83,000,000	75,000,000	63,000,000
Total assets	1,408,000,000				1,121,000,000				1,408,000,000	1,121,000,000	1,439,000,000
Additions to property and equipment									53,000,000	58,000,000	63,000,000
Intersegment Eliminations
Segment reporting information
Net revenues									(13,965,000,000)	(11,373,000,000)	(8,712,000,000)
Gross profit									(411,000,000)	(186,000,000)	(135,000,000)
Operating profit (loss)									(411,000,000)	(186,000,000)	(135,000,000)
Total assets	(736,000,000)				(605,000,000)				(736,000,000)	(605,000,000)	(451,000,000)
Number of type of transactions related to intersegment eliminations									2
Intersegment activity, net revenues									3,400,000,000	2,600,000,000	1,800,000,000
Intersegment activity, gross profit and operating profit									$ 411,000,000	$ 186,000,000	$ 135,000,000

Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for earnings per common share calculation:
Income from continuing operations	$ 1,129	$ 1,011	$ 966	$ 776	$ 1,099	$ 867	$ 813	$ 709	$ 3,882	$ 3,488	$ 3,422
Net loss attributable to noncontrolling interest			1	1	1	1	1	1	2	4	3
Income from continuing operations attributable to CVS Caremark, basic (in dollars)									3,884	3,492	3,425
Income (loss) from discontinued operations, net of tax		(5)	(1)	(1)	(36)		2	3	(7)	(31)	2
Net income attributable to CVS Caremark	$ 1,129	$ 1,006	$ 966	$ 776	$ 1,064	$ 868	$ 816	$ 713	$ 3,877	$ 3,461	$ 3,427
Denominator for earnings per common share calculation:
Weighted average common shares, basic									1,271	1,338	1,367
Effect of dilutive securities:
Stock options (in shares)									8	8	8
Restricted stock units (in shares)									1	1	2
Weighted average common shares, diluted									1,280	1,347	1,377
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.8	$ 0.76	$ 0.6	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 3.06	$ 2.61	$ 2.51
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.8	$ 0.76	$ 0.6	$ 0.82	$ 0.65	$ 0.6	$ 0.52	$ 3.05	$ 2.59	$ 2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.9	$ 0.79	$ 0.75	$ 0.59	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 3.03	$ 2.59	$ 2.49
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.9	$ 0.79	$ 0.75	$ 0.59	$ 0.81	$ 0.65	$ 0.6	$ 0.52	$ 3.03	$ 2.57	$ 2.49

Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly financial information
Net revenues	$ 31,394	$ 30,227	$ 30,714	$ 30,798	$ 28,317	$ 26,674	$ 26,414	$ 25,695	$ 123,133	$ 107,100	$ 95,778
Gross profit	6,297	5,647	5,449	5,113	5,555	5,178	5,086	4,742	22,506	20,561	20,219
Operating profit (loss)	2,302	1,814	1,708	1,404	1,957	1,584	1,484	1,305	7,228	6,330	6,137
Income from continuing operations	1,129	1,011	966	776	1,099	867	813	709	3,882	3,488	3,422
Income (loss) from discontinued operations, net of tax		(5)	(1)	(1)	(36)		2	3	(7)	(31)	2
Net income	1,129	1,006	965	775	1,063	867	815	712	3,875	3,457	3,424
Net loss attributable to noncontrolling interest			1	1	1	1	1	1	2	4	3
Net income attributable to CVS Caremark	$ 1,129	$ 1,006	$ 966	$ 776	$ 1,064	$ 868	$ 816	$ 713	$ 3,877	$ 3,461	$ 3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.8	$ 0.76	$ 0.6	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 3.06	$ 2.61	$ 2.51
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.91	$ 0.8	$ 0.76	$ 0.6	$ 0.82	$ 0.65	$ 0.6	$ 0.52	$ 3.05	$ 2.59	$ 2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.9	$ 0.79	$ 0.75	$ 0.59	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 3.03	$ 2.59	$ 2.49
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)					$ (0.03)				$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.9	$ 0.79	$ 0.75	$ 0.59	$ 0.81	$ 0.65	$ 0.6	$ 0.52	$ 3.03	$ 2.57	$ 2.49
Dividends declared per common share	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.65	$ 0.5	$ 0.35
Minimum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 44.33	$ 43.65	$ 43.08	$ 41.01	$ 32.28	$ 31.3	$ 34.21	$ 32.08	$ 41.01	$ 31.3
Maximum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 49.8	$ 48.69	$ 46.93	$ 45.88	$ 41.35	$ 38.82	$ 39.5	$ 35.95	$ 49.8	$ 41.35